As filed with the Securities and Exchange Commission on January 9, 2001

                                              File Nos. ________ and __________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No.______                                            [ ]
Post-Effective Amendment No.______                                           [ ]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
Amendment No._______

                                 ASSETMARK FUNDS
                                 ---------------
               (Exact Name of Registrant as Specified in Charter)

                      2300 Contra Costa Boulevard, Suite 425
                          Pleasant Hill, CA 94523-3967
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 664-5345
              (Registrant's Telephone Numbers, Including Area Code)

                                  Carrie Hansen
                      2300 Contra Costa Boulevard, Suite 425
                          Pleasant Hill, CA 94523-3967
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Elaine Richards, Esq.
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

As soon as practicable after this Registration Statement is declared effective. (Approximate Date of Proposed Public Offering)

         It is proposed that this filing will become effective (check appropriate box):

[   ]        immediately upon filing pursuant to paragraph (b).
[   ]        on (date) pursuant to paragraph (b).
[   ]        60 days after filing pursuant to paragraph (a)(1).
[   ]        on (date) pursuant to paragraph (a)(1).
[   ]        75 days after filing pursuant to paragraph (a)(2).
[   ]        on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.


                                    SUBJECT TO COMPLETION, DATED JANUARY 9, 2001

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PROSPECTUS

____________ __, 2001

LARGE CAP VALUE FUND

LARGE CAP GROWTH FUND

SMALL/MID CAP VALUE FUND

SMALL/MID CAP GROWTH FUND

INTERNATIONAL EQUITY FUND

REAL ESTATE SECURITIES FUND

TAX-EXEMPT FIXED INCOME FUND

CORE PLUS FIXED INCOME FUND

Each a series of AssetMark Funds

INVESTMENT ADVISOR

AssetMark Investment Services, Inc.


INVESTMENT SUB-ADVISORS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                TABLE OF CONTENTS

OVERVIEW......................................................................1

THE MULTI-ADVISOR APPROACH....................................................2

THE LARGE CAP VALUE FUND......................................................4

THE LARGE CAP GROWTH FUND.....................................................6

THE SMALL/MID CAP VALUE FUND..................................................8

THE SMALL/MID CAP GROWTH FUND................................................11

THE INTERNATIONAL EQUITY FUND................................................14

THE REAL ESTATE SECURITIES FUND..............................................17

THE TAX-EXEMPT FIXED INCOME FUND.............................................20

THE CORE PLUS FIXED INCOME FUND..............................................23

TEMPORARY INVESTMENTS........................................................26

MANAGEMENT OF THE FUNDS......................................................26

VALUATION OF FUND SHARES.....................................................27

PURCHASING FUND SHARES.......................................................28

SELLING (REDEEMING) FUND SHARES..............................................28

EXCHANGE PRIVILEGE...........................................................29

DISTRIBUTION OF FUND SHARES..................................................29

COUNSEL, INDEPENDENT AUDITORS AND SERVICE PROVIDERS..........................29

DISTRIBUTIONS AND TAXES......................................................29

FINANCIAL HIGHLIGHTS.........................................................31


OVERVIEW

This combined prospectus discusses each of the following series (each a "Fund" and collectively the "Funds") of AssetMark Funds (the "Trust"), an open-end management investment company. Each Fund is a separate no-load, non-diversified investment company with separate investment strategies and goals. The Funds are designed primarily for institutional investors and clients of registered investment advisors, broker/dealers and other financial institutions.

THE LARGE CAP VALUE FUND seeks to provide investors with capital appreciation over the long term by investing primarily in equity securities of U.S. companies with large market capitalization that are undervalued in light of a company's fundamental characteristics such as book value to price, earnings, dividends, and management.

THE LARGE CAP GROWTH FUND seeks to provide investors with capital appreciation over the long term by investing primarily in equity securities of U.S. companies with large market capitalization that have the potential for significant growth in light of a company's fundamental characteristics and history or current prospects for earnings growth and market price appreciation.

THE SMALL/MID CAP VALUE FUND seeks to provide investors with capital appreciation over the long term by investing primarily in equity securities of U.S. companies with small to medium market capitalization that are undervalued in light of a company's fundamental characteristics such as book value to price, earnings, dividends, and management.

THE SMALL/MID CAP GROWTH FUND seeks to provide investors with capital appreciation over the long term by investing primarily in equity securities of U.S. companies with small to medium market capitalization that have the potential for significant growth in light of the company's fundamental characteristics and history or current prospects for earnings growth and market price appreciation.

THE INTERNATIONAL EQUITY FUND seeks to provide investors with capital appreciation over the long term by investing primarily in equity securities of foreign companies.

THE REAL ESTATE SECURITIES FUND seeks to provide investors with capital appreciation over the long term and current income by investing primarily in U.S. and foreign companies deriving their revenues from the ownership, construction, financing, management, or sale of commercial, industrial or residential real estate.

THE TAX-EXEMPT FIXED INCOME FUND seeks to provide investors with current income exempt from federal income tax by primarily investing in intermediate to long-term, investment grade municipal securities.

THE CORE PLUS FIXED INCOME FUND seeks to provide investors with current income directly by investing in a wide variety of high-quality, fixed income securities or indirectly by investing in shares of mutual funds that invest in such securities.


THE MULTI-ADVISOR APPROACH

The Funds each possess their own distinct investment objectives, strategies, and risks. The Funds' investment advisor, AssetMark Investment Services, Inc. (the "Advisor") is responsible for constructing and maintaining the asset allocation and portfolio strategy for each Fund. Each of the Funds offer investment opportunities in a wide range of market segments and asset classes within those market segments. Your potential risk and return varies with the degree to which you invest in a particular market segment and/or asset class represented by these Funds.

The Advisor believes that it is possible to enhance shareholder value by using one or more sub-advisory firms to manage the assets of each Fund, rather than simply the portfolio managers from one company. Except with respect to the Core Plus Fixed Income Fund, the Advisor intends to select one or more sub-advisors to manage in distinct segments of the market or asset class for each Fund based upon the Advisor's evaluation of their expertise and performance in managing the appropriate asset classes. The investment styles and disciplines of the sub-advisors to each Fund are expected to complement one another. Accordingly, in constructing and overseeing the entire Fund portfolio, the Advisor may give instructions to a sub-advisor for a specific portion of a Fund's assets, which may be more restrictive than those of the portfolio as a whole. The Advisor reviews and rebalances the Funds as it deems necessary to reflect its current analysis of the appropriate mix of assets among and within asset classes. The Advisor monitors the sub-advisors for adherence to each Fund's specific investment objective and strategy with the goal of predictable and reliable investment results.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

The principal risks of investing in each Fund are described later in this Prospectus. These are the main risks common to all of the Funds.

INVESTING IN MUTUAL FUNDS

Mutual funds pool shareholders' money and, using professional investment managers, invest it in securities. Owning securities, including mutual funds, has risks that may cause you to lose money on your investment in one or more of the Funds. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.

MARKET RISK

The net asset value of each Fund will fluctuate based on changes in the value of its underlying portfolio of securities. Securities markets in general, as well as individual securities, are subject to volatile fluctuations in price. Market prices of securities in which each Fund invests may be adversely affected by many factors, such as an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Fund is also subject to the risk that a specific segment of a securities market does not perform as well as the overall market. Under any of these circumstances, the value of each Fund's shares and total return will fluctuate, and your investment may be worth less than your original cost when you redeem your shares. The estimated level of volatility for each Fund is set forth in the Fund summaries that follow.

NON-DIVERSIFICATION

Each Fund is classified as "non-diversified" under federal securities laws which means that one-half of each Fund's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of a Fund's total assets. As a result of their non-diversified status, a Fund's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified mutual fund.

SECURITIES SELECTION RISK

Judgments made by the Advisor and sub-advisors as to securities markets and the economy in general may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job the Advisor and the sub-advisors do, you could lose money on your investment in a Fund, just as you could with other investments.


THE LARGE CAP VALUE FUND
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE
The investment objective of the Large Cap Value Fund is capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund's Trustees, without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Large Cap Value Fund invests at least 80% of its total assets in equity securities of U.S. companies with market capitalization of more than $1 billion at the time of purchase, including common stocks, preferred stocks, and convertible securities. The Large Cap Value Fund may also invest up to 10% of its assets in American Depositary Receipts ("ADRs") and securities of foreign companies. ADRs are equity securities trading on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

Under the general supervision of the Advisor, each sub-advisor selects stocks according to a "value style" investment strategy. The determination of whether a security is a "value stock" is based upon a comparison of a security's current market price to those of other companies in its industry or sector in light of the company's fundamentals such as:

o    price/earnings ratio;

o    dividend yield;

o    book value;

o    assets to liabilities ratio;

o    management ownership; and

o    average daily trading volume.

In assessing value, the sub-advisor(s) may also consider earnings and dividend growth prospects, product positioning or market share, and risk and volatility of an industry. Based upon the foregoing, from time to time, the Large Cap Value Fund may have a significant portion of its assets in one or more market sectors, such as financial services and basic industries.

PRINCIPAL RISKS OF INVESTMENT
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Large Cap Value Fund are listed below and could adversely affect the net asset value, total return and the value of the Large Cap Value Fund and your investment.

o STOCK MARKET RISKS: Equity mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Large Cap Value Fund is likely to decline in value. The Large Cap Value Fund's focus on large capitalization stocks and value-style of investing subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks (such as small or mid-cap) or that have a broader investment style (such as growth or general market). The Large Cap Value Fund is also subject to the risk that large capitalization and/or value stocks may under-perform other segments of the equity market or the equity market as a whole.

o STOCK SELECTION RISKS: The portfolio securities held by the Large Cap Value Fund may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Large Cap Value Fund's investment objective.

o FOREIGN SECURITIES RISKS: The Large Cap Value Fund may invest up to 10% of its assets in ADRs and foreign securities. ADRs and foreign securities may involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Large Cap Value Fund's assets may be invested in the common stock of any single issuer, which may make the value of the Large Cap Value Fund's shares more susceptible to certain risks than shares of a diversified mutual fund. In addition, to the extent that the Large Cap Value Fund focuses on one or more sectors, such as financial services and basic industries, it may be subject to the risks affecting that sector more than would a more broadly diversified fund. The financial services sector may be adversely affected by changes in economic conditions and interest rates as well as legislative initiatives both of which may impact the profitability of companies in that sector. Companies in the basic industries sector are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer securities of issuers in other sectors perceived to offer greater opportunities for faster growth.


PERFORMANCE OF THE LARGE CAP VALUE FUND

Because the Large Cap Value Fund has recently commenced operations, there is no performance information available at this time.

FEES AND EXPENSES OF THE LARGE CAP VALUE FUND

As an investor, you pay certain fees and expenses if you buy and hold shares of the Large Cap Value Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

ANNUAL OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees                                                         0.90%
Distribution (Rule 12b-1) Fees                                          0.25%
Other Expenses(1)                                                       0.55%
Total Annual Fund Operating Expenses                                    1.70%
                                                                        -----
     Less Expense Reimbursement                                        -0.30%
Net Annual Fund Operating Expenses(2)                                   1.40%
                                                                        =====

(1) These expenses, which include custodian, transfer agency, shareholder servicing and other customary Fund expenses, are based on estimated amounts for the Fund's current fiscal year.
(2) The Fund has an Investment Advisory Agreement with the Advisor dated __________, 2001. The Agreement provides that the annual management fee shall be 0.90% from which the Advisor pays the sub-advisor(s). The Advisor has also entered into an Expense Waiver and Reimbursement Contract dated ________, 2001, with the Fund under which the Advisor has agreed to waive its fees and absorb expenses to the extent that the total annual fund operating expenses exceed 1.40%. The Advisor may recapture any fees or expenses it has waived or reimbursed within a three-year period. The Expense Waiver and Reimbursement Contract is in effect for one year and expires ________, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Large Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Large Cap Value Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR      3 YEARS
                           ------      -------
                            $143         $506

THE LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The investment objective of the Large Cap Growth Fund is capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund's Trustees, without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Large Cap Growth Fund invests at least 80% of its total assets in equity securities of U.S. companies with market capitalization of more than $1 billion at the time of purchase, including common stocks, preferred stocks, and convertible securities. The Large Cap Growth Fund may also invest up to 10% of its assets in ADRs and securities of foreign companies. ADRs are equity securities trading on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign securities.

Under the general supervision of the Advisor, each sub-advisor selects stocks it believes have potential for significant growth, in comparison to other company's in its industry or the market, in light of certain characteristics of a company such as:

o    price/earnings ratio;

o    leadership positions in their markets;

o    strong balance sheet;

o    experienced management;

o    a consistent history of earnings stability and growth; and

o    proprietary products, processes and/or services.

Generally, growth companies are financially sound, leaders in their respective industries, and have a historical record of consistent growth and stability of earnings and dividends, including positive earning surprises, but these are not limiting factors in the selection of securities for the Large Cap Growth Fund. Based upon the foregoing, from time to time, the Large Cap Growth Fund may have a significant portion of its assets in one or more market sectors, such as technology and health care.

PRINCIPAL RISKS OF INVESTMENT

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Large Cap Growth Fund are listed below and could adversely affect the net asset value, total return and the value of the Large Cap Growth Fund and your investment.

o STOCK MARKET RISKS: Equity mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Large Cap Growth Fund is likely to decline in value. The Large Cap Growth Fund's focus on large capitalization stocks and growth-style of investing subjects it to the risk that is performance may be lower than that of other equity funds that focus on other types of stocks (such as small or mid-cap) or that have a broader investment style (such as value or general market). The Large Cap Growth Fund is subject to the risk that large capitalization and/or growth stocks may under-perform other segments of the equity market or the equity market as a whole.

o STOCK SELECTION RISKS: The portfolio securities held by the Large Cap Growth Fund may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Large Cap Growth Fund's investment objective.

o FOREIGN SECURITIES RISKS: The Large Cap Growth Fund may invest up to 10% of its assets in ADRs and foreign securities. ADRs and foreign securities may involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Large Cap Growth Fund's assets may be invested in the common stock of any single issuer, which may make the value of the Large Cap Growth Fund's shares more susceptible to certain risks than shares of a diversified mutual fund. In addition, to the extent that the Large Cap Growth Fund focuses on one or more sectors, such as technology and health care, it may be subject to the risks affecting that sector more than would a more broadly diversified fund. Companies in the technology sector are subject to risks such as those relating to potential rapid obsolescence of technology, failure of the market to accept new technologies, and difficulty in obtaining financing for necessary research and development or expansion. Companies in the health care sector are subject to many of the same risks as those facing companies in the technology sector, in addition to those risks related to legislative and regulatory action which may affect profitability of companies in that sector.


PERFORMANCE OF THE LARGE CAP GROWTH FUND

Because the Large Cap Growth Fund has recently commenced operations, there is no performance information available at this time.

FEES AND EXPENSES OF THE LARGE CAP GROWTH FUND

As an investor, you pay certain fees and expenses if you buy and hold shares of the Large Cap Growth Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

ANNUAL OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees                                                         0.90%
Distribution (Rule 12b-1) Fees                                          0.25%
Other Expenses(1)                                                       0.55%
Total Annual Fund Operating Expenses                                    1.70%
                                                                        -----
     Less Expense Reimbursement                                        -0.30%
Net Annual Fund Operating Expenses(2)                                   1.40%
                                                                        =====

(1) These expenses, which include custodian, transfer agency, shareholder servicing and other customary Fund expenses, are based on estimated amounts for the Fund's current fiscal year.
(2) The Fund has an Investment Advisory Agreement with the Advisor dated __________, 2001. The Agreement provides that the annual management fee shall be 0.90% from which the Advisor pays the sub-advisor(s). The Advisor has also entered into an Expense Waiver and Reimbursement Contract dated ________, 2001, with the Fund under which the Advisor has agreed to waive its fees and absorb expenses to the extent that the total annual fund operating expenses exceed 1.40%. The Advisor may recapture any fees or expenses it has waived or reimbursed within a three-year period. The Expense Waiver and Reimbursement Contract is in effect for one year and expires ________, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Large Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Large Cap Growth Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR      3 YEARS
                           ------      -------
                            $143         $506

THE SMALL/MID CAP VALUE FUND
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The investment objective of the Small/Mid Cap Value Fund is capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they be changed by action of the Fund's Trustees, without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Small/Mid Cap Value Fund invests at least 80% of its total assets in equity securities of U.S. companies with market capitalization of less than $5 billion at the time of purchase, including common stocks, preferred stocks, and convertible securities. The Small/Mid Cap Value Fund may also invest up to 10% of its assets in ADRs and securities of foreign companies. ADRs are equity securities trading on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

Under the general supervision of the Advisor, each sub-advisor selects stocks according to a "value style" investment strategy. The determination of whether a security is a "value stock" is based upon a comparison of a security's current market price to those of other companies in its industry or sector in light of the company's fundamentals such as:

o    price/earnings ratio;

o    dividend yield;

o    book value;

o    assets to liabilities ratio;

o    management ownership; and

o    average daily trading volume.

In assessing value, the sub-advisor(s) may also consider earnings and dividend growth prospects, product positioning or market share, and risk and volatility of an industry. Based upon the foregoing, from time to time, the Small/Mid Cap Value Fund may have a significant portion of its assets in one or more market sectors, such as financial services and basic industries.

PRINCIPAL RISKS OF INVESTMENT

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small/Mid Cap Value Fund are listed below and could adversely affect the net asset value, total return and the value of the Small/Mid Cap Value Fund and your investment.

o STOCK MARKET RISKS: Equity mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small/Mid Cap Value Fund is likely to decline in value. The Small/Mid Cap Value Fund's focus on small to medium capitalization stocks and value-style of investing subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks (such as large cap) or that have a broader investment style (such as growth or general market).

o STOCK SELECTION RISKS: The portfolio securities held by the Small/Mid Cap Value Fund may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small/Mid Cap Value Fund's investment objective.

o SMALL AND MEDIUM CAPITALIZATION RISKS: The Small/Mid Cap Value Fund invests in the equity securities of companies with small and medium size capitalization. Companies with small and medium size capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Small/Mid Cap Value Fund's assets.

o LIQUIDITY RISK: The securities of many of the companies in which the Small/Mid Cap Value Fund invests may have less "float" (the number of shares that normally trade) and less interest in the market and therefore are subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell. If that happens, the Fund may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund performance.

o FOREIGN SECURITIES RISKS: The Small/Mid Cap Value Fund may invest up to 10% of its assets in ADRs and foreign securities. ADRs and foreign securities may involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Small/Mid Cap Value Fund's assets may be invested in the common stock of any single issuer, which may make the value of the Small/Mid Cap Value Fund's shares more susceptible to certain risks than shares of a diversified mutual fund. In addition, to the extent that the Small/Mid Cap Value Fund focuses on one or more sectors, such as financial services and basic industries, it may be subject to the risks affecting that sector more than would a more broadly diversified fund. The financial services sector may be adversely affected by changes in economic conditions and interest rates as well as legislative initiatives both of which may impact the profitability of companies in that sector. Companies in the basic industries sector are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer securities of issuers in other sectors perceived to offer greater opportunities for faster growth.


PERFORMANCE OF THE SMALL/MID CAP VALUE FUND

Because the Small/Mid Cap Value Fund has recently commenced operations, there is no performance information available at this time.

FEES AND EXPENSES OF THE SMALL/MID CAP VALUE FUND

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small/Mid Cap Value Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

ANNUAL OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees                                                         1.00%
Distribution (Rule 12b-1) Fees                                          0.25%
Other Expenses(1)                                                       0.73%
Total Annual Fund Operating Expenses                                    1.98%
                                                                        -----
     Less Expense Reimbursement                                        -0.48%
Net Annual Fund Operating Expenses(2)                                   1.50%
                                                                        =====

(1) These expenses, which include custodian, transfer agency, shareholder servicing and other customary Fund expenses, are based on estimated amounts for the Fund's current fiscal year.
(2) The Fund has an Investment Advisory Agreement with the Advisor dated __________, 2001. The Agreement provides that the annual management fee shall be
 1.00% from which the Advisor pays the sub-advisor(s). The Advisor has also entered into an Expense Waiver and Reimbursement Contract dated ________, 2001, with the Fund under which the Advisor has agreed to waive its fees and absorb expenses to the extent that the total annual fund operating expenses exceed 1.50%. The Advisor may recapture any fees or expenses it has waived or reimbursed within a three-year period. The Expense Waiver and Reimbursement Contract is in effect for one year and expires ________, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Small/Mid Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Small/Mid Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small/Mid Cap Value Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR      3 YEARS
                           ------      -------
                            $153         $575


THE SMALL/MID CAP GROWTH FUND
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The investment objective of the Small/Mid Cap Growth Fund is capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund's Trustees, without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Small/Mid Cap Growth Fund invests at least 80% of its total assets in equity securities of U.S. companies with market capitalization of less than $5 billion at the time of purchase, including common stocks, preferred stocks, and convertible securities. The Small/Mid Cap Growth Fund may also invest up to 10% of its assets in ADRs and securities of foreign companies. ADRs are equity securities trading on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign securities.

Under the general supervision of the Advisor, each sub-advisor selects stocks it believes have potential for significant growth, in comparison to other company's in its industry or the market, in light of certain characteristics of a company such as:

o    price/earnings ratio;

o    leadership positions in their markets;

o    strong balance sheet;

o    experienced management;

o    a consistent history of earnings stability and growth; and

o    proprietary products, processes and/or services.


Generally, growth companies are financially sound, leaders or potential leaders in their respective industries, and have a historical record of consistent growth and stability of earnings and dividends, including positive earning surprises, but these are not limiting factors in the selection of securities for the Small/Mid Cap Growth Fund. Based upon the foregoing, from time to time, the Small/Mid Cap Growth Fund may have a significant portion of its assets in one or more market sectors, such as technology and health care.

PRINCIPAL RISKS OF INVESTMENT

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small/Mid Cap Growth Fund are listed below and could adversely affect the net asset value, total return and the value of the Small/Mid Cap Growth Fund and your investment.

o STOCK MARKET RISKS: Equity mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small/Mid Cap Growth Fund is likely to decline in value. The Small/Mid Cap Growth Fund's focus on small to medium capitalization stocks and growth-style of investing subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks (such as large cap) or that have a broader investment style (such as value or general market).

o STOCK SELECTION RISKS: The portfolio securities held by the Small/Mid Cap Growth Fund may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small/Mid Cap Growth Fund's investment objective.

o SMALL AND MEDIUM CAPITALIZATION RISKS: The Small/Mid Cap Growth Fund invests in the equity securities of companies with small and medium size capitalization. Companies with small and medium size capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Small/Mid Cap Growth Fund's assets.

o LIQUIDITY RISK: The securities of many of the companies in which the Small/Mid Cap Growth Fund invests may have less "float" (the number of shares that normally trade) and less interest in the market and therefore are subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell. If that happens, the Fund may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund performance.

o FOREIGN SECURITIES RISKS: The Small/Mid Cap Growth Fund may invest up to 10% of its assets in ADRs and foreign securities. ADRs and foreign securities may involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Small/Mid Cap Growth Fund's assets may be invested in the common stock of any single issuer, which may make the value of the Small/Mid Cap Growth Fund's shares more susceptible to certain risks than shares of a diversified mutual fund. In addition, to the extent that the Small/Mid Cap Growth Fund focuses on one or more sectors, such as technology and health care, it may be subject to the risks affecting that sector more than would a more broadly diversified fund. Companies in the technology sector are subject to risks such as those relating to potential rapid obsolescence of technology, failure of the market to accept new technologies, and difficulty in obtaining financing for necessary research and development or expansion. Companies in the health care sector are subject to many of the same risks as those facing companies in the technology sector, in addition to those risks related to legislative and regulatory action which may affect profitability of companies in that sector.


PERFORMANCE OF THE SMALL/MID CAP GROWTH FUND

Because the Small/Mid Cap Growth Fund has recently commenced operations, there is no performance information available at this time.

FEES AND EXPENSES OF THE SMALL/MID CAP GROWTH FUND

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small/Mid Cap Growth Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

ANNUAL OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees                                                         1.00%
Distribution (Rule 12b-1) Fees                                          0.25%
Other Expenses(1)                                                       0.75%
Total Annual Fund Operating Expenses                                    2.00%
                                                                        -----
     Less Expense Reimbursement                                        -0.50%
Net Annual Fund Operating Expenses(2)                                   1.50%
                                                                        =====

(1) These expenses, which include custodian, transfer agency, shareholder servicing and other customary Fund expenses, are based on estimated amounts for the Fund's current fiscal year.
(2) The Fund has an Investment Advisory Agreement with the Advisor dated __________, 2001. The Agreement provides that the annual management fee shall be 1.00% from which the Advisor pays the sub-advisor(s). The Advisor has also entered into an Expense Waiver and Reimbursement Contract dated ________, 2001, with the Fund under which the Advisor has agreed to waive its fees and absorb expenses to the extent that the total annual fund operating expenses exceed 1.50%. The Advisor may recapture any fees or expenses it has waived or reimbursed within a three-year period. The Expense Waiver and Reimbursement Contract is in effect for one year and expires ________, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Small/Mid Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Small/Mid Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small/Mid Cap Growth Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR      3 YEARS
                           ------      -------
                            $153         $578


THE INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The investment objective of the International Equity Fund is to provide capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund's Trustees, without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the International Equity Fund invests at least 80% of its total assets in the equity securities, including common stocks, preferred stocks, and convertible securities, of companies headquartered outside of the United States, or that derive more than 50% of their gross revenues outside of the United States, or have more than 50% of their assets outside of the United States. Generally, the International Equity Fund's assets will be invested in securities of companies located in developed countries. The International Equity Fund, however, may also invest in companies located in countries with emerging markets or economies. The International Equity Fund may also invest in ADRs or Global Depositary Receipts ("GDRs"). ADRs are equity securities trading on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. GDRs have the same qualities as ADRs except that they may be traded in several international trading markets.

By investing in various foreign stocks, the International Equity Fund attempts to achieve broad diversification and take advantage of differences between economic trends and the performance of securities markets in different countries, regions and geographic areas. The International Equity Fund may, from time to time, have a significant portion of its assets in the securities of companies in one or more countries or regions, such as Europe and Asia. In that case, the International Equity Fund would be subject to the economic and market developments in such countries or regions. The Fund will attempt to focus on companies that represent the best values relative to their growth prospects by examining a company's sustainable growth rate in relation to that of its local market. In addition, the Fund may use index or currency futures for hedging and/or asset allocation purposes. The International Equity Fund will not routinely hedge against currency risk.

PRINCIPAL RISKS OF INVESTMENT

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the International Equity Fund are listed below and could adversely affect the net asset value, total return and the value of the International Equity Fund and your investment.

o STOCK MARKET RISKS: Equity mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the International Equity Fund is likely to decline in value.

o STOCK SELECTION RISKS: The portfolio securities held by the International Equity Fund may decline in value or not increase in value when the stock market in general is rising and may fail to meet the International Equity Fund's investment objective.

o FOREIGN SECURITIES RISKS: Foreign securities may involve more risks than those associated with U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Funds may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o EMERGING MARKET RISKS: In addition to developed markets, the International Equity Fund may invest up to 20% of its assets in emerging markets. Emerging markets countries are those as defined by the World Bank International Financial Corporation or the Morgan Stanley Capital International (MSCI) index. In addition to the risks of foreign securities in general, countries in emerging markets can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

o SMALL AND MEDIUM CAPITALIZATION RISKS: The International Equity Fund may invest in the equity securities of companies with small and medium size capitalization. Companies with small and medium size capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility and risk of loss of the International Equity Fund's assets.

o LIQUIDITY RISK: The securities of many of the companies in which the International Equity Fund invests may have less "float" (the number of shares that normally trade) and less interest in the market and therefore are subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the investment advisor would like to sell. If that happens, the Fund may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund performance.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the International Equity Fund's assets may be invested in the common stock of any single issuer, which may make the value of the International Equity Fund's shares more susceptible to certain risks than shares of a diversified mutual fund. To the extent that the International Equity Fund has a substantial amount of its assets in one or a few countries or regions, it will also be more heavily subject to the risks related to those countries or regions.

o INDEX FUTURES CONTRACTS RISKS: Although stock index futures contracts may be useful in hedging against adverse changes in the value of the International Equity Fund's investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of the Fund's investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of the International Equity Fund's investment securities may differ substantially from the changes when it established the hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Fund's initial investment in such a contract.


PERFORMANCE OF THE INTERNATIONAL EQUITY FUND

Because the International Equity Fund has recently commenced operations, there is no performance information available at this time.

FEES AND EXPENSES OF THE INTERNATIONAL EQUITY FUND

As an investor, you pay certain fees and expenses if you buy and hold shares of the International Equity Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


FEE TABLE

ANNUAL OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees                                                         0.90%
Distribution (Rule 12b-1) Fees                                          0.25%
Other Expenses(1)                                                       0.63%
Total Annual Fund Operating Expenses                                    1.78%
                                                                        -----
     Less Expense Reimbursement                                        -0.28%
Net Annual Fund Operating Expenses(2)                                   1.50%
                                                                        =====

(1) These expenses, which include custodian, transfer agency, shareholder servicing and other customary Fund expenses, are based on estimated amounts for the Fund's current fiscal year.
(2) The Fund has an Investment Advisory Agreement with the Advisor dated __________, 2001. The Agreement provides that the annual management fee shall be 0.90% from which the Advisor pays the sub-advisor(s). The Advisor has also entered into an Expense Waiver and Reimbursement Contract dated ________, 2001, with the Fund under which the Advisor has agreed to waive its fees and absorb expenses to the extent that the total annual fund operating expenses exceed 1.50%. The Advisor may recapture any fees or expenses it has waived or reimbursed within a three-year period. The Expense Waiver and Reimbursement Contract is in effect for one year and expires ________, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the International Equity Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR      3 YEARS
                           ------      -------
                            $143         $503


THE REAL ESTATE SECURITIES FUND
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The investment objective of the Real Estate Securities Fund is capital appreciation over the long term. Current income is a secondary objective. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund's Trustees, without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Real Estate Securities Fund invests at least 80% of its total assets in U.S. real estate equity securities, including shares and units of beneficial interest of real estate investment trusts ("REITs"), preferred shares, and convertible debt securities of real estate companies. Real estate equity securities include those securities issued by companies principally engaged in the real estate business such as ownership, construction, financing, management or sale of commercial, industrial or residential real estate.

The types of REITs in which the Real Estate Securities Fund may invest include equity, mortgage and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. Equity REITs generally exercise some degree of control over the operational aspect of their real estate investments, lease terms and property maintenance and repair. A mortgage REIT invests primarily in mortgages in real estate, which may secure construction, development or long-term loans, and derives its income primarily from interest payments on credit it has extended. Hybrid REITs combine the characteristics of equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, though not required, that under normal circumstances a majority of the Real Estate Securities Fund's investments in REITs will consist of securities issued by equity REITs. The Real Estate Securities Fund will not invest more than 10% of its assets in mortgage REITs under normal circumstances.

The Real Estate Securities Fund selects shares of REITs and other real estate securities by analyzing property sectors and individual companies within the selected property sectors.The Real Estate Securities Fund evaluates potential investments based on a variety of factors including:

o    overall investment strategy;
o    strength of company management;
o    fundamental analysis of financial statements; and
o    yields.


PRINCIPAL RISKS OF INVESTMENT

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Real Estate Securities Fund are listed below and could adversely affect the net asset value, total return and the value of the Real Estate Securities Fund and your investment.

o STOCK MARKET RISKS: Equity mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Real Estate Securities Fund is likely to decline in value.

o STOCK SELECTION RISKS: The portfolio securities held by the Real Estate Securities Fund may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Real Estate Securities Fund's investment objective.

o    REAL  ESTATE  INDUSTRY  CONCENTRATION  RISK:  The  concentration  of the
     Real Estate Securities Fund's investments in the real estate industry will subject the Real Estate Securities Fund to risks in addition to those that apply to the general equity markets. Economic, legislative or regulatory developments may occur which significantly affect the entire real estate industry and thus may subject the Real Estate Securities Fund to greater market fluctuations than a fund that does not concentrate in a particular industry. In addition, the Real Estate Securities Fund will generally be subject to risks associated with direct ownership of real estate, such as decreases in real estate value or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Because of the Real Estate Securities Fund's strategy to concentrate in the real estate industry, it may not perform as well as other mutual funds that do not concentrate in only one industry.

o REAL ESTATE INVESTMENT TRUST RISKS: Some of the risks of equity and mortgage REITs are that they depend on management skills and are not diversified. As a result, REITs are subject to the risk of obtaining financing for either single or multiple projects. An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sale of properties. Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts. A mortgage REIT specializes in lending money to developers of properties and pass any interest income earned to its shareholders. Accordingly, mortgage
     REITs may be affected by the quality of any credit extended. The Real Estate Securities Fund tries to minimize these risks by selecting REITs diversified by sector (i.e., shopping malls, apartment building complexes, health care facilities) and geographic location.

o SMALL AND MEDIUM CAPITALIZATION RISKS: The Real Estate Securities Fund may invest in the equity securities of companies with small and medium size capitalization. Companies with small and medium size capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility and the risk of loss of the Real Estate Securities Fund's assets.

o LIQUIDITY RISK: The securities of many of the REITs in which the Real Estate Securities Fund invests may have less "float" (the number of shares that normally trade) and therefore are subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that an investment advisor would like to sell. If that happens, the Fund may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

o FOREIGN SECURITIES RISKS: The Real Estate Securities Fund may invest in ADRs and foreign securities. ADRs and foreign securities may involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Real Estate Securities Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Real Estate Securities Fund's shares more susceptible to certain risks than shares of a diversified mutual fund.

PERFORMANCE OF THE REAL ESTATE SECURITIES FUND

Because the Real Estate Securities Fund has recently commenced operations, there is no performance information available at this time.

FEES AND EXPENSES OF THE REAL ESTATE SECURITIES FUND

As an investor, you pay certain fees and expenses if you buy and hold shares of the Real Estate Securities Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

ANNUAL OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees                                                         0.90%
Distribution (Rule 12b-1) Fees                                          0.25%
Other Expenses(1)                                                       0.86%
Total Annual Fund Operating Expenses                                    2.01%
                                                                        -----
     Less Expense Reimbursement                                        -0.61%
Net Annual Fund Operating Expenses(2)                                   1.40%
                                                                        =====

(1) These expenses, which include custodian, transfer agency, shareholder servicing and other customary Fund expenses, are based on estimated amounts for the Fund's current fiscal year.
(2) The Fund has an Investment Advisory Agreement with the Advisor dated __________, 2001. The Agreement provides that the annual management fee shall be
 0.90% from which it pays the sub-advisor(s). The Advisor has also entered into an Expense Waiver and Reimbursement Contract dated ________, 2001, with the Fund under which the Advisor has agreed to waive its fees and absorb expenses to the extent that the total annual fund operating expenses exceed 1.40%. The Advisor may recapture any fees or expenses it has waived or reimbursed within a three-year period. The Expense Waiver and Reimbursement Contract is in effect for one year and expires ________, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Real Estate Securities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Real Estate Securities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Real Estate Securities Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 YEAR      3 YEARS
                          ------      -------
                           $143         $571


THE TAX-EXEMPT FIXED INCOME FUND
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The investment objective of the Tax-Exempt Fixed Income Fund is to provide current income exempt from federal income tax. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund's Trustees, without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Tax-Exempt Fixed Income Fund invests at least 80% of its assets in intermediate to long-term, investment grade municipal securities the interest on which is exempt from federal income tax and not subject to the alternative minimum tax ("AMT"). All tax-exempt interest income earned by the Tax-Exempt Fixed Income Fund will remain tax-free when it is distributed to you.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax. Municipal securities are generally issued to finance public works, such as airports, highways, bridges, hospitals, schools, housing, streets, mass transportation projects and water and sewer works. Municipal Securities are also issued to repay outstanding obligations, raise fund for general operating expenses, and make loans for other public institutions and facilities. Examples of Municipal Securities include:

o Tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues

o Bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds

o    Municipal commercial paper and other short-term notes

o    Variable rate demand notes

o Construction loan notes insured by the the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations

o Participation interests in any of above including municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies to the extent that they pay tax-exempt interest.

o    Municipal bonds and leases

The municipal securities in which the Tax Exempt Fixed Income Fund invests, will generally be investment grade at the time of purchase, or in other words, rated within the four highest rating categories by a nationally recognized statistical rating organization (NRSRO) or determined to be of comparable quality to the above rating categories by the Fund's Advisor or sub-advisor if the security is unrated.

Some of the securities in the Tax-Exempt Fixed Income Fund's portfolio may carry credit enhancements such as insurance, guarantees, or letters of credit. While these enhancements may provide additional protection for the timely payment of interest or principal of a municipal security, they do not protect against decreases in market value of the security, or in the share price of the Fund.

Although the Tax-Exempt Fixed Income Fund is permitted to make taxable, temporary investments, the Advisor currently does not intend to generate income subject to federal regular income tax. There are no applicable rating requirements to temporary investments with the exception of temporary municipal securities. These securities are subject to the same rating requirements as all other municipal securities in which the Tax-Exempt Fixed Income Fund invests.

PRINCIPAL RISKS OF INVESTMENT

Investing in municipal securities has inherent risks that could cause you to lose money. The principal risks of investing in the Tax-Exempt Fixed Income Fund are listed below and could adversely affect the net asset value, total return and the value of the Tax-Exempt Fixed Income Fund and your investment.

o INTEREST RATE RISKS: The Tax-Exempt Fixed Income Fund's investments will fluctuate with changes in interest rates. Generally, when interest rates decline, the market value of fixed income securities rise and when interest rates increase, the market value of fixed-income securities declines. If the value of the Tax-Exempt Fixed Income Fund's investments go down, you may lose money.

o BOND SELECTION RISKS: The portfolio securities held by the Tax-Exempt Fixed Income Fund may decline in value or not increase in value when the market in general is rising and may fail to meet the Tax-Exempt Fixed Income Fund's investment objective.

o MUNICIPAL SECURITIES RISKS: The ability of the Tax-Exempt Fixed Income Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities and demand features, or the credit enhancers of either to continue to meet their obligations for the payment of interest and principal when due. Any adverse economic conditions or developments affecting the states or municipalities could negatively impact the Fund's portfolio.

o TAX RISKS: The Tax-Exempt Fixed Income Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income. Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect the Tax-Exempt Fixed Income Fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels.

o CREDIT RISK: Individual issues of fixed-income securities may be subject to the credit risk of the issuer. This means that the underlying municipality or issue may experience financial problems causing it to be unable to meet its payment obligations. This would reduce the income available for distribution to shareholders as well as the value of the Tax-Exempt Fixed Income Fund's shares.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Tax-Exempt Fixed Income Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Tax-Exempt Fixed Income Fund's shares more susceptible to certain risks than shares of a diversified mutual fund.

PERFORMANCE OF THE TAX-EXEMPT FIXED INCOME FUND

Because the Tax-Exempt Fixed Income Fund has recently commenced operations, there is no performance information available at this time.

FEES AND EXPENSES OF THE TAX-EXEMPT FIXED INCOME FUND

As an investor, you pay certain fees and expenses if you buy and hold shares of the Tax-Exempt Fixed Income Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

ANNUAL OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees                                                         0.65%
Distribution (Rule 12b-1) Fees                                          0.25%
Other Expenses(1)                                                       2.15%
Total Annual Fund Operating Expenses                                    3.05%
                                                                        -----
     Less Expense Reimbursement                                        -1.80%
Net Annual Fund Operating Expenses(2)                                   1.25%
                                                                        =====

(1) These expenses, which include custodian, transfer agency, shareholder servicing and other customary Fund expenses, are based on estimated amounts for the Fund's current fiscal year.
(2) The Fund has an Investment Advisory Agreement with the Advisor dated __________, 2001. The Agreement provides that the annual management fee shall be 0.65% from which the Advisor pays the sub-advisor(s). The Advisor has also entered into an Expense Waiver and Reimbursement Contract dated ________, 2001, with the Fund under which the Advisor has agreed to waive its fees and absorb expenses to the extent that the total annual fund operating expenses exceed 1.25%. The Advisor may recapture any fees or expenses it has waived or reimbursed within a three-year period. The Expense Waiver and Reimbursement Contract is in effect for one year and expires ________, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Tax-Exempt Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Tax-Exempt Fixed Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Tax-Exempt Fixed Income Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR      3 YEARS
                           ------      -------
                            $127         $773

THE CORE PLUS FIXED INCOME FUND
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The investment objective of the Core Plus Fixed Income Fund is to provide current income consistent with lower volatility of principal. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund's Trustees, without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Core Plus Fixed Income Fund invests at least 80% of its total assets in shares of other investment companies that invest primarily in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by a NRSRO or determined to be of comparable quality by the Advisor or sub-advisor(s)). As an operational policy, the Fund will likely invest substantially all of its assets in fixed-income funds, but may invest a small portion of its assets in individual bonds. The Core Plus Fixed Income Fund will look for mutual funds that hold the following types of fixed-income securities:

o    U.S. and non-U.S. corporate bonds and debentures

o Obligations issued by the U.S. Government, its agencies or instrumentalities

o    Mortgage-backed securities

o    Asset-backed securities

o    Receipts involving U.S. Treasury obligations

o    zero coupon, pay-in-kind or deferred payment securities

o Municipal securities of issuers located in o securities issued on a when-issued and a all fifty states, the District of Columbia, or delayed-delivery basis, including TBA other U.S. territories and possessions, mortgage-backed securities consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations

o    high yield debt securities (junk bonds)

The Core Plus Fixed Income Fund will try to monitor the underlying portfolio securities of the funds in which it invests to try to have no more than 20% of its total assets invested in fixed income securities of foreign corporations and foreign governments, and no more than 20% of its total assets in high yield debt securities or junk bonds. Because of delays in information available to the Fund as its advisors, it may not be possible to assure that this desired level is maintained at all times. The Fund (or the underlying funds) may also invest in futures, options and similar derivatives for hedging purposes.

PRINCIPAL RISKS OF INVESTMENT

Investing in common stocks or bonds has inherent risks that could cause you to lose money. The principal risks of investing in the Core Plus Fixed Income Fund are listed below and could adversely affect the net asset value, total return and the value of the Core Plus Fixed Income Fund and your investment.

o FUND OF FUNDS STRUCTURE AND EXPENSE: The Core Plus Fixed Income Fund is currently a "fund of funds." The term "fund of funds" is typically used to describe an investment company, such as the Core Plus Fixed Income Fund, that pursues its investment objective by investing in other investment companies. Federal law prohibits the Core Plus Fixed Income Fund from acquiring shares of another mutual fund if, immediately after such acquisition, the Core Plus Fixed Income Fund and/or its affiliated persons would hold more than 3% of such mutual fund's total outstanding stock. This prohibition may prevent the Core Plus Fixed Income Fund from allocating its investment in the manner its investment advisor considers optimal. As a means to achieve its investment objective, the Core Plus Fixed Income Fund may in the future pursue an investment strategy of direct investment in lieu of indirect investments through other investment companies.

     Your cost of investing the Core Plus Fixed Income Fund will generally be higher than the cost of investing directly in shares of the mutual funds in which it invests. By investing in the Core Plus Fixed Income Fund, you will indirectly bear fees and expenses charged by the underlying mutual funds in which the Core Plus Fixed Income Fund invests in addition to the Core Plus Fixed Income Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions to you and therefore may increase the amount of taxes payable by you. Funds of funds are best suited for long-term investors.

o INTEREST RATE RISKS: The Core Plus Fixed Income Fund invests indirectly in fixed-income securities held by the mutual funds in which it holds shares. Fixed-income securities will fluctuate with changes in interest rates. Generally, when interest rates decline, the market value of fixed income securities rise and when interest rates increase, the market value of fixed-income securities declines. If the value of the fixed-income securities in which the Core Plus Fixed Income Fund is indirectly invested goes down, you may lose money.

o BOND SELECTION RISKS: The portfolio securities held by the Core Plus Fixed Income Fund may decline in value or not increase in value when the market in general is rising and may fail to meet the Core Plus Fixed Income Fund's investment objective.

o CREDIT RISKS: Individual issues of fixed-income securities may be subject to the credit risk of the issuer. This means that the underlying company may experience unanticipated financial problems causing it to be unable to meet its payment obligations. Bonds receiving the lowest investment grade rating may have speculative characteristics, and, compared to higher-grade securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other circumstances. The Core Plus Fixed Income Fund may have up to 20% of its assets invested in junk bonds.

o FOREIGN SECURITIES RISKS: As much as 20% of the Core Plus Fixed Income Fund's assets may be invested in ADRs and foreign securities either directly or via the underlying mutual funds in which it invests. ADRs and foreign securities may involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o MORTGAGE- AND ASSET-BACKED SECURITIES RISKS: Mortgage-backed and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the underlying mutual fund holding such security may have to replace it by investing the proceeds in a less attractive security. This may reduce such fund's share price and its income distributions.

o GOVERNMENT OBLIGATIONS RISKS: To the extent that the Core Plus Fixed Income Fund is invested in securities issued or guaranteed by the U.S. government, its agencies and/or instrumentalities via the underlying mutual funds in which it invests, no assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

o DERIVATIVES RISKS: The Core Plus Fixed Income Fund may utilize derivatives for hedging purposes. Derivatives contain certain special risks including the imperfect correlation between the value of the derivative instrument and the value of the underlying asset.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Core Plus Fixed Income Fund's assets may be concentrated in the shares of any single investment company, which may make the value of the Core Plus Fixed Income Fund's shares more susceptible to certain risks than shares of a diversified mutual fund.

PERFORMANCE OF THE CORE PLUS FIXED INCOME FUND

Because the Core Plus Fixed Income Fund has recently commenced operations, there is no performance information available at this time.

FEES AND EXPENSES OF THE CORE PLUS FIXED INCOME FUND

As an investor, you pay certain fees and expenses if you buy and hold shares of the Core Plus Fixed Income Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

ANNUAL OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees                                                         0.65%
Distribution (Rule 12b-1) Fees                                          0.25%
Other Expenses(1)                                                       1.05%
Total Annual Fund Operating Expenses                                    1.95%
                                                                        -----
     Less Expense Reimbursement                                        -0.70%
Net Annual Fund Operating Expenses(2)                                   1.25%
                                                                        =====

(1) These expenses, which include custodian, transfer agency, shareholder servicing and other customary Fund expenses, are based on estimated amounts for the Fund's current fiscal year. You will indirectly bear your proportionate share of any fees and expenses charged by the underlying mutual funds in which the Fund invests. The actual expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets among various mutual funds. These expenses are not included in the table above or the example below.
(2) The Fund has an Investment Advisory Agreement with the Advisor dated __________, 2001. The Agreement provides that the annual management fee shall be 0.65% from which the Advisor pays the sub-advisor(s). The Advisor has also entered into an Expense Waiver and Reimbursement Contract dated ________, 2001, with the Fund under which the Advisor has agreed to waive its fees and absorb expenses to the extent that the total annual fund operating expenses exceed ___%. The Advisor may recapture any fees or expenses it has waived or reimbursed within a three-year period. The Expense Waiver and Reimbursement Contract is in effect for one year and expires ________, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Core Plus Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Core Plus Fixed Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Core Plus Fixed Income Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 YEAR      3 YEARS
                         ------      -------
                          $127         $544


TEMPORARY INVESTMENTS

Each Fund may from time to time have a portion of its assets invested in cash or similar short-term, high-quality investment grade securities while waiting to invest monies from purchases of Fund shares, or received on the sale of other portfolio securities, into investments that are consistent with such Fund's investment objective. While each Fund is permitted to invest any amount in such temporary investments as a temporary defensive position during adverse market, economic, political or other conditions to protect the value of its assets or maintain liquidity, it is anticipated that the Funds will be fully invested in securities consistent with each Fund's investment objective during such adverse conditions. Temporary investments may include investment grade securities rated in the highest four categories by S&P, Moody's, Fitch Inc. or another NRSRO. Under normal market conditions, each Fund may hold cash or similar short-term, high-quality investment grade securities such as:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptance

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

The Funds may not achieve their respective investment objectives to the extent that they invest in cash or engage in a temporary, defensive strategy.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

AssetMark Investment Services, Inc. (the "Advisor"), 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, California, 94523-3967, serves as the investment advisor to each of the Funds. The Advisor is an SEC-registered investment advisor. The Advisor provides investment consulting and administrative services to financial intermediaries and currently administers in excess of $1.5 billion in assets, including mutual funds and privately managed accounts.

The Advisor is ultimately responsible for the investment performance of each of the Funds because it allocates each Fund's (except the Core Plus Fixed Income Fund's) assets to one or more sub-advisors and recommends hiring or changing sub-advisors to the Board of Trustees. The Advisor directly selects the mutual funds in which the Core Plus Fixed Income Fund will invest. The Advisor is entitled to an annual fee from each Fund for its services according to the following table:

                                               Advisory Fee (as a
            Fund:                              percentage of average daily
                                               net assets):
            ---------------------------------- -----------------------------
            Large Cap Value Fund                          0.90%
            Large Cap Growth Fund                         0.90%
            Small/Mid Cap Value Fund                      1.00%
            Small/Mid Cap Growth Fund                     1.00%
            International Equity Fund                     0.90%
            Real Estate Securities Fund                   0.90%
            Tax-Exempt Fixed Income Fund                  0.65%
            Core Plus Fixed Income Fund                   0.65%

The Advisor pays the sub-advisors out of the investment advisory fees it receives. The Advisor has also entered into a Consulting Agreement with BARRA RogersCasey ("BRC"), an institutional investment consulting firm in Darien, Connecticut, to provide research to assist the Advisor in allocating fund assets among sub-advisors and in making recommendations to the Board of Trustees about hiring and changing sub-advisors as well as selecting mutual funds for the Core Plus Fixed Income Fund. The Advisor is responsible for paying BRC's consulting fees. Finally, the Advisor has entered into an Expense Waiver and Reimbursement Contract in which it has agreed to keep each of the Fund's expenses to a certain minimum (as described in the respective Fee Tables of each Fund). Under the Expense Waiver and Reimbursement Contract, the Advisor may recapture waived or reimbursed expenses for a three-year period under specified conditions. This Contract is in effect for one year and expires on _____________, 2002.

Each sub-advisor makes investment decisions for the assets it manages. The Advisor, with the research assistance of BRC, oversees the sub-advisors for compliance with each of the Fund's investment policies and guidelines, and monitors each sub-advisor's adherence to its investment style. The Board of Trustees supervises the Advisor and the sub-advisors; establishes policies that they must follow in their management activities; and oversees the hiring and termination of sub-advisors recommended by the Advisor. The Trust has applied for an exemptive order (the "Order") from the U.S. Securities and Exchange Commission ("SEC") that would permit the Advisor, subject to certain conditions, to retain new sub-advisors without shareholder approval of the contracts with those sub-advisors. Within 90 days of retaining a new sub-advisor, shareholders of any affected Fund will receive information similar to what would have been provided in a proxy statement, except for fees to be paid to the Advisor. Once granted, the Order would relieve the Funds from a requirement to disclose fees paid to sub-advisors (except any sub-advisors affiliated with the Advisor) in the prospectus and other documents.

SUB-ADVISORS AND PORTFOLIO MANAGERS

LARGE CAP VALUE FUND:

LARGE CAP GROWTH FUND:

SMALL/MID CAP VALUE FUND:

SMALL/MID CAP GROWTH FUND:

INTERNATIONAL EQUITY FUND:

REAL ESTATE SECURITIES FUND:

TAX-EXEMPT FIXED INCOME FUND:

CORE PLUS FIXED INCOME FUND:


VALUATION OF FUND SHARES

Shares of each Fund are sold at net asset value per share (NAV), which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (NYSE) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt in good order and acceptance of a purchase or redemption request. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily.

Each Fund's securities are valued each day at the last quoted sales price on the securities' principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Each Portfolio may use independent pricing services to assist in calculating the NAV of such Fund's shares.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund, the Fund will value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of a Fund's securities, these securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees.

PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES

Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with the Funds' Transfer Agent (or their authorized agent). Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. Each of the Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption, and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

MINIMUM PURCHASES

The Funds have no investment minimums, however, the financial institutions and intermediaries that sell the Funds' shares may have established minimum values for the accounts that they handle.

SELLING (REDEEMING) FUND SHARES

HOW TO SELL YOUR FUND SHARES

Shareholders may sell (redeem) their Fund shares through their financial institutions or intermediaries on any business day by following the procedures established when they opened their account or accounts. The sale price of each share will be the next NAV determined after a Fund (or authorized intermediary) receives a request to sell. Normally, each of the Funds will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven days.

REDEMPTION-IN-KIND

Each of the Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) a Fund might pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although, it is highly unlikely that shares would ever be redeemed in kind, a shareholder would probably have to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

Each of the Funds may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

EXCHANGE PRIVILEGE

Shareholders of record, such as financial institutions and intermediaries, may exchange shares of any Fund for shares of any other Fund on any business day by contacting the Funds' transfer agent directly. This exchange privilege may be changed or canceled by a Fund at any time upon 60 days' notice. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another so that there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to market close will be made at that day's closing NAVs.

DISTRIBUTION OF FUND SHARES

DISTRIBUTOR
AssetMark Capital Corporation, an affiliate of the Advisor, 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, California, 94523-3967, is the distributor for the shares of each of the Funds. Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as sub-distributor to each of the Funds. Both AssetMark Capital Corporation and Quasar Distributors, LLC are registered broker-dealers and members of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

DISTRIBUTION PLAN
The Trust, on behalf of the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 to provide certain distribution activities and services for the Funds and their shareholders. Each Fund may pay 0.25% per year of its average daily net assets for such distribution and service activities. As these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

COUNSEL, INDEPENDENT AUDITORS AND SERVICE PROVIDERS

LEGAL COUNSEL AND INDEPENDENT AUDITORS
Stradley Ronon Stevens & Young, LLP, 1810 Gateway Drive, Suite 115, San Mateo, California, 94404, pass upon legal matters in connection with the issuance of shares of common stock of each Fund. PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California, 94105, has been selected as independent auditors for the Funds.

CUSTODIAN, TRANSFER AGENT, FUND ADMINISTRATOR, FUND ACCOUNTANT AND SHAREHOLDER SERVICES
Firstar Bank, N.A. serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. Firstar Mutual Fund Services, LLC, serves as each Fund's Administrator, Transfer Agent and Fund Accountant. In addition, certain other organizations that provide bookkeeping and other shareholder services may be entitled to receive fees from a Fund at an annual rate of up to 0.10% of the average daily NAV of the shares covered by their respective agreements for shareholder support. Such support may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Each Fund pays its shareholders dividends from the Fund's net investment income and distributes any net capital gains the Fund has realized. All Funds, other than the Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund, declare and pay dividends at least annually. The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund declare and pay dividends at least quarterly. Capital gains, if any, are distributed at least once a year.

All of your dividends and capital gains distributions with respect to a particular Fund will be reinvested in additional shares of that Fund unless you provide us with a written request to receive your payments in cash. Dividends paid in cash or additional share are treated the same for tax purposes.

TAXES
Each Fund intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund's exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

By law, the Fund must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

ADDITIONAL TAX INFORMATION - TAX-EXEMPT FIXED INCOME FUND
If you are a shareholder of the Tax-Exempt Fixed Income Fund, you are not required to pay federal regular income tax on any dividends you receive from the Fund that represent net interest on tax-exempt municipal bonds. However, shareholders of the Tax-Exempt Fixed Income Fund may be required to pay federal alternative minimum taxes on dividends representing net interest earned on some municipal bonds.

The alternative minimum tax (AMT) applies when it exceeds the regular tax for the taxable year. AMT is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax. The Tax Reform Act of 1986 treats interest on certain private activity bonds as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds that finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties.

The Tax-Exempt Fixed Income Fund is permitted to purchase all types of municipal bonds, including private activity bonds. As a result, if the Fund purchases any private activity bonds, a portion of the Tax-Exempt Fixed Income Fund 's dividends may be treated as a tax preference item.

Dividends of the Tax-Exempt Fixed Income Fund representing net income earned on some temporary investments and any net realized short-term gains are taxed as ordinary income. Dividends are treated the same for tax purposes whether they are received in cash or as additional shares. Distributions paid by the Fund from net realized long-term capital gains are taxable as long-term capital gains. The capital gain holding period and the applicable tax rate is determined by the length of time that the Fund has held the security and not the length of time that you have held shares in the Fund.

FINANCIAL HIGHLIGHTS

Because the Funds have recently commenced operations, there are no financial highlights available at this time.


ASSETMARK FUNDS

LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
SMALL/MID CAP VALUE FUND
SMALL/MID CAP GROWTH FUND
INTERNATIONAL EQUITY FUND
REAL ESTATE SECURITIES FUND
TAX-EXEMPT FIXED INCOME FUND
CORE PLUS FIXED INCOME FUND

Investment Advisor                        ASSETMARK INVESTMENT SERVICES, INC.
                                          2300 CONTRA COSTA BLVD., SUITE 425
                                          PLEASANT HILL, CA 94523

Legal Counsel                             STRADLEY RONON STEVENS & YOUNG, LLP
                                          1810 GATEWAY DRIVE, SUITE 115
                                          SAN MATEO, CA 94404

Independent Auditors                      PRICEWATERHOUSECOOPERS LLP
                                          333 MARKET STREET
                                          SAN FRANCISCO, CA 94105

Transfer Agent, Fund Accountant,          FIRSTAR MUTUAL FUND SERVICES, LLC
and Fund Administrator                    615 EAST MICHIGAN STREET
                                          MILWAUKEE, WI 53202

Custodian                                 FIRSTAR BANK, N.A.
                                          425 WALNUT STREET
                                          CINCINNATI, OH 45202

Distributor                               ASSETMARK CAPITAL CORPORATION
                                          2300 CONTRA COSTA BLVD., SUITE 425
                                          PLEASANT HILL, CA 94523

You may obtain the following and other information on the Funds free of charge:

Statements of Additional Information (SAI) dated                         , 2001
                                                 ------------------------
The SAI of the Funds provides more details about each Fund's policies and management. The Funds' SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report

The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund's performance during the last fiscal year.

To receive any of these documents or the prospectus of AssetMark Funds or to request additional information about AssetMark Funds, please contact us.

By Telephone:
(800) _________

By Mail:
ASSETMARK FUNDS.

C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701

MILWAUKEE, WI 53201-0701

SEC:

You may review and obtain copies of AssetMark Funds information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at HTTP://WWW.SEC.GOV. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                     1940 Act File No. 811-_____


                                    SUBJECT TO COMPLETION, DATED JANUARY 9, 2001

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ASSETMARK FUNDS

STATEMENT OF ADDITIONAL INFORMATION

___________ __, 2001

Large Cap Value Fund
Large Cap Growth Fund
Small/Mid Cap Value Fund
Small/Mid Cap Growth Fund
International Equity Fund
Real Estate Securities Fund
Tax-Exempt Fixed Income Fund
Core Plus Fixed Income Fund

This Statement of Additional Information ("SAI") provides general information about each of the series (individually, a "Fund" and collectively, the "Funds") of AssetMark Funds. This SAI is not a prospectus and should be read in conjunction with the Funds' current Prospectus dated ________ __, 2001, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write or call the Funds at the address or telephone number below.

ASSETMARK FUNDS
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI  53201-0701
PHONE: (800) ___-____


                                TABLE OF CONTENTS

GENERAL INFORMATION ABOUT ASSETMARK FUNDS.....................................1
DESCRIPTION OF THE FUNDS......................................................1
INVESTMENT RESTRICTIONS.......................................................2
INVESTMENT POLICIES AND ASSOCIATED RISKS......................................3
TEMPORARY INVESTMENTS.........................................................24
MANAGEMENT OF THE FUNDS.......................................................26
INVESTMENT ADVISOR AND SUB-ADVISORS...........................................27
DISTRIBUTION AND SHAREHOLDER SERVICING........................................29
SERVICE PROVIDERS.............................................................31
CODE OF ETHICS................................................................32
VALUATION OF SHARES...........................................................32
PURCHASE AND REDEMPTION OF SHARES.............................................33
PORTFOLIO TRANSACTIONS........................................................34
TAXES.........................................................................35
PERFORMANCE INFORMATION.......................................................36
INDEPENDENT AUDITORS..........................................................38
FINANCIAL STATEMENTS..........................................................38
APPENDIX......................................................................39


GENERAL INFORMATION ABOUT ASSETMARK FUNDS
--------------------------------------------------------------------------------

AssetMark Funds (the "Trust") is an open-end management investment company, or mutual fund, organized as a Delaware business trust on January 2, 2001. The Declaration of Trust permits the Trust to offer separate series (the "Funds") of units of beneficial interest and separate classes. The Funds are the first of several series that may be formed by the Trust and each currently consists of a single class of shares of beneficial interest. The Funds are each non-diversified series and have their own investment objectives and policies. The Trust may start more series and offer shares of a new fund under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares) at no par value. Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Funds represent equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------

THE LARGE CAP VALUE FUND, LARGE CAP GROWTH FUND, SMALL/MID CAP VALUE FUND, SMALL/MID CAP GROWTH FUND and the INTERNATIONAL EQUITY FUND are each non-diversified funds whose fundamental investment objective is capital appreciation over the long term. The REAL ESTATE SECURITIES FUND is a non-diversified fund whose fundamental investment objective is capital appreciation over the long term, with current income as a secondary objective. THE TAX-EXEMPT FIXED INCOME FUND is a non-diversified fund with a fundamental investment objective of current income exempt from federal income tax. THE CORE PLUS FIXED INCOME FUND is a non-diversified fund with a fundamental investment objective of income generation. These fundamental objectives may not be changed without shareholder approval. Unless otherwise noted, all of the other investment policies and strategies described in the prospectus or hereafter are non-fundamental, which means that they may be changed solely by action of the Board of Trustees, without shareholder approval.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

Unless otherwise noted, each of the Funds has adopted and is subject to substantially identical fundamental investment restrictions. These investment restrictions of the Funds may be changed only with the approval of the holders of a majority of a Fund's outstanding voting securities. As used in this SAI, "a majority of a Fund's outstanding voting securities" means the lesser of (1) 67% of the shares of common stock/beneficial interest of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares of common stock/beneficial interest of the Fund.

As a general rule, the percentage limitations referred to in these restrictions, apply only at the time of investment. A later increase or decrease in a percentage that results from a change in value in the portfolio securities held by a Fund will not be considered a violation of such limitation, and a Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply.

1. No Fund will act as underwriter for securities of other issuers except as they may be deemed an underwriter in selling a portfolio security.

2. No Fund will make loans if, as a result, more than 33 1/3% of any Fund's total assets would be loaned to other parties, except that each Fund may
     (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities (iv) loan money to other Funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

3. With the exception of the Real Estate Securities Fund, no Fund will purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to the securities of other investment companies or investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. The Real Estate Securities Fund will generally invest as much as 80% of its total assets in the equity securities of real estate companies and/or debt securities issued or guaranteed by real estate companies.

4. No Fund will borrow money in an amount exceeding 33 1/3% of the value of each Fund's total assets, provided that (i) investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets or maintain a margin account to facilitate the settlement of securities transactions are not considered borrowings for the purposes of this limitation and (ii) each Fund may borrow money from other Funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

5. No Fund will issue senior securities to the Funds' presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Funds from (i) making any permitted borrowings, loans, mortgages, or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.

6. No Fund will purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies that own or invest in real estate, including REITs, commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts. Each Fund may temporarily hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of such Fund's ownership of real estate investment trusts, securities secured by real estate or interests thereon or securities of companies engaged in the real estate business.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of each Fund's investment policies and their associated risks identified in the Funds' Prospectus. Unless otherwise noted, these policies pertain to all of the Funds and are not fundamental and may be changed by the Board of Trustees of the Fund. Each Fund is permitted to hold securities and engage in various strategies as described hereafter, but none are obligated to do so, except as otherwise noted.

COMMON AND PREFERRED STOCK

Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see "Debt Securities" below.

DEBT SECURITIES

The Funds may invest in debt securities, including those convertible into common stocks. Debt purchased by each Fund, except the Core Plus Fixed Income Fund, will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. The Core Plus Fixed Income Fund may invest in high yield debt securities or "junk bonds" that are considered high risk. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

DEBT SECURITIES RATINGS. The ratings of Standard & Poor's, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Advisor or respective sub-advisor will consider such an event in determining whether the Fund involved should continue to hold the security. For a more detailed description of ratings, see Appendix.

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER FUND STRUCTURE

The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

In lieu of investing directly, the Funds are authorized to seek to achieve their investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Funds would invest all of their investable assets in an investment company having substantially the same investment objective and policies as the Fund. Alternatively, one or more of the Funds could become Master funds in which other funds, with either the same or different advisors might invest.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Funds. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Funds who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Funds' current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Funds to stabilize their expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Funds stabilizing their expenses or achieving greater operational efficiencies.

The Funds' methods of operation and shareholder services would not be materially affected by their investment in other investment companies ("Master Portfolios") having substantially the same investment objective and polices as the corresponding Funds, except that the assets of the Funds may be managed as part of a larger pool. If the Funds invested all of their assets in corresponding Master Portfolios, they would hold only beneficial interests in the Master Portfolios; the Master Portfolios would directly invest in individual securities of other issuers. The Funds would otherwise continue their normal operation. The Board of Trustees would retain the right to withdraw any Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; such Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no immediate intention to convert the Funds to a Master/Feeder Fund structure. The Board of Trustees has authorized this non-fundamental investment policy to facilitate such a conversion in the event that the Board of Trustees determines that such a conversion is in the best interest of the Funds' shareholders. If the Board of Trustees so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Funds' Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Funds' conversion and their shareholders would be notified.

NON-DIVERSIFICATION OF INVESTMENTS

Each Fund is non-diversified under the 1940 Act. This means that under the 1940 Act, there is no restriction as to how much a Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Funds intend to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, each Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) of more than 25% of the value of each Fund's total assets. In addition, each Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of each Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As non-diversified investment companies, the Funds may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

BORROWINGS

Each Fund may borrow funds to meet redemptions, for other emergency purposes or to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of a Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by a Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's net income will be greater than if borrowing were not used.

SECURITIES LENDING

Each of the Funds may lend its portfolio securities to unaffiliated broker/dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned in order to increase return on portfolio securities. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards stated below under "Temporary Investments," or any combination thereof. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed to be of good standing and when, the income to be earned from the loan justifies the attendant risks.

When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

Securities lending arrangements with broker/dealers require that the loans be secured by collateral equal in value to at least the market value of the securities loaned. During the term of such arrangements, a Fund will maintain such value by the daily marking-to-market of the collateral.

RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest up to 15% of their net assets in securities that are illiquid at the time of purchase, which means that their may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security. In either case, the Board of Trustees, with the assistance of the Advisor, sub-advisors and/or pricing services, will determine the value of such securities in good faith in accordance with the provisions of the 1940 Act. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund's ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issue pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

FOREIGN EQUITIES

Each Fund's investments in the securities of foreign issuers may include both securities of foreign corporations and securities of foreign governments and their political subdivisions. The International Equity Fund will invest substantially all (and in any event, at least 80%) of the value of its total assets in foreign securities and thus most of its portfolio will be subject to these additional risks; as a result the net asset value of the International Equity Fund may be more volatile, and the risks of loss greater, than for a domestic fund.

Each Fund may invest in foreign securities directly, or through American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as Global Depositary Receipts ("GDRs"). Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities, as well as securities of issuers that have significant operations or assets outside of the U.S., involve certain inherent risks generally associated with investments in foreign securities, including the following:

POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as that of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities held by a Fund, denominated in that currency. Such changes will also affect a Fund to the extent that the Fund is invested in ADRs comprised of foreign securities.

TAXES. The interest and dividends payable on certain foreign securities, including those comprising an ADR, may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to a Fund and that may ultimately be available for distribution to the Fund's shareholders.

EMERGING MARKET COUNTRIES. The International Equity Fund may invest up to 20% of its assets in emerging market countries or developing countries as defined by World Bank International Financial Corporation or the Morgan Stanley Capital International (MSCI) Index. Developing countries may impose restrictions on a Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a portfolio and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

FOREIGN CURRENCY TRANSACTIONS. Although each Fund values its assets daily in U.S. dollars, they are not required to convert their holdings of foreign currencies to U.S. dollars on a daily basis. A Fund's foreign currencies generally will be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, a Fund could suffer a loss of some or all of the amounts deposited. A Fund may convert foreign currency to U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a "spread," which is the difference between the prices at which the dealers are buying and selling foreign currencies. None of the Funds currently expects to hedge its foreign currency exposure under normal market conditions.

Although no Fund, except the International Equity Fund, currently has any intention to enter into forward currency contracts, each Fund may do so, either directly or, in the case of the Core Fixed Income Fund, through the underlying mutual funds in which it invests. Except where segregated accounts are not required under the 1940 Act, when a Fund enters into a forward contract or currency futures, the Custodian will place cash, U.S. government securities, or high-grade debt securities into segregated accounts of such Fund in an amount equal to the value of that Fund's total assets committed to consummation of forward contracts and currency futures. If the value of these segregated securities declines, additional cash or securities will be placed in the appropriate account on a daily basis so that the account value is at least equal to the Fund's commitments to such contracts.

Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the $US price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract to lock in the $US equivalent of the anticipated sales proceeds).

A Fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Advisor or the respective sub-advisor believes will have a positive correlation to the values of the currency being hedged. In addition, although not currently anticipated, each Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if a Fund owns securities denominated in a foreign currency and the Advisor or sub-advisor believes that currency will decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedges." Use of different foreign currency magnifies the risk that movements in the price of the instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counter-party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counter-party to do so would result in the loss of any expected benefit of the transaction.

As is the case with future contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contacts only by negotiating directly with the counter-party. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counter-party, a Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

SMALL CAP/MID CAP VOLATILITY

Many of the companies in which the Small/Mid Cap Value Fund, Small/Mid Cap Growth Fund and Real Estate Securities Fund may invest will include those that have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.

Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small companies to changing economic conditions and the fewer market makers and the wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Smaller company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that a Fund that invests primarily in Small and Mid Cap issuers will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

MUNICIPAL SECURITIES

The Tax-Exempt Fixed Income Fund invests primarily in municipal securities. Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities").

Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, street, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds. The Tax-Exempt Fixed Income Fund may invest in, but is not limited to, the following types of Municipal Securities: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and general obligation bonds secured by a municipality's pledge of taxation.

The Tax-Exempt Fixed Income Fund is not required to sell a Municipal Security if the security's rating is reduced below the required minimum subsequent to the Fund's purchase of the security, However, it will consider this event in the determination of whether the Fund should continue to hold the security in its portfolio. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's "S&P", or Fitch Investors Service, Inc. ("Fitch"), change because of changes in those organizations or in their rating systems, the Tax-Exempt Fixed Income Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Funds' prospectuses.

There are no restrictions on the maturity of municipal securities in which the Tax-Exempt Fixed Income Fund may invest. The Fund will seek to invest in Municipal Securities of such maturities as the investment adviser believes will produce current income consistent with prudent investment. The Fund will also consider current market conditions and the cost of the insurance obtainable on such securities.

PARTICIPATION INTERESTS. The financial institutions from which the tax-free funds purchase participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give the Funds the right to demand payment on specified notice (normally within 7 days for the money market funds and 30 days for the bond fund) from the issuer of the letter of credit or guarantee. These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased by a Fund. By purchasing participation interests, the Fund is buying a security meeting its quality requirements and is also receiving the tax-free benefits of the underlying securities.

In the acquisition of participation interests, the investment adviser will consider the following quality factors: a high-quality underlying municipal security (of which the Fund takes possession); a high-quality issuer of the participation interest; or a guarantee or letter of credit from a high-quality financial institution supporting the participation interest.

MUNICIPAL LEASES. The Tax-Exempt Fixed Income Fund may purchase Municipal Securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Municipal charters or the nature of the appropriation for the lease may limit lease obligations. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate Funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

Municipal leases may be considered illiquid so the Advisor must carefully examine the liquidity of the lease before investing. The Advisor considers: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property if the lease was terminated; the lessee's general credit strength; the possibility that the lessee will discontinue appropriating funding for the lease property because the property is no longer deemed essential to its operations; and any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

CREDIT ENHANCEMENT. Some of the investments of the Tax-Exempt Fixed Income Fund may be credit enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership, default or change in the credit quality of the credit enhancer will adversely affect the quality and marketability of the underlying security and could cause losses to the Tax-Exempt Fixed Income Fund and affect its share prices. The Tax-Exempt Fixed Income Fund may invest in securities credit-enhanced by banks, and thus the value of those credit enhancements will be affected by developments affecting the economic health and viability of banks. The Funds typically evaluate the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement, rather than the issuer.

VARIABLE RATE MUNICIPAL SECURITIES. The Tax-Exempt Fixed Income Fund may purchase some municipal securities with variable interest rates. Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates are adjusted on a periodic basis (i.e., every 30 days). Many variable rate municipal securities are subject to payment of principal on demand by the Fund, usually in not more than seven days. If a variable rate municipal security does not have this demand feature, or the demand feature extends beyond seven days and the Advisor believes the security cannot be sold within seven days, the Advisor may consider the security to be illiquid. However, the Fund's investment limitations provide that it will not invest more than 15% of its net assets in illiquid securities. All variable rate municipal securities will meet the quality standards for the Fund. The Advisor has been instructed by the Trustees to monitor the pricing quality and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of NRSROs and other analytical services.

Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

INDUSTRIAL DEVELOPMENT BONDS. The Tax-Exempt Fixed Income Fund may invest in industrial development bonds, which is a type of municipal security. Industrial development bonds are generally issued to provide financing aid to acquire sites or construct and equip facilities for use by privately or publicly owned entities. Most state and local governments have the power to permit the issuance of industrial development bonds to provide financing for such entities in order to encourage the corporations to locate within their communities. Industrial development bonds, which are in most cases revenue bonds, do not represent a pledge of credit or create any debt of a municipality or a public authority, and no taxes may be levied for the payment of principal or interest on these bonds. The principal and interest is payable solely out of monies generated by the entities using or purchasing the sites or facilities. These bonds will be considered municipal securities eligible for purchase by the Fund if the interest paid on them, in the opinion of bond counsel or in the opinion of the officers of the Trust and/or the Advisor, is exempt from federal income tax. The Fund may invest in industrial development bonds (including pollution control revenue bonds) as long as they are not from the same facility or similar types of facilities or projects.

RISKS. Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of the Fund to achieve its investment objectives also depends on the continuing ability of the issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

The value of the Tax-Exempt Fixed Income Fund's shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal securities in the Fund's portfolio, as well as on market conditions. Municipal securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost. (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Further, any adverse economic conditions or developments affecting the states or municipalities could impact the Fund's portfolio. Investing in municipal securities that meet the Fund's quality standards may not be possible if the states and municipalities do not maintain their current credit ratings.

MUNICIPAL BOND INSURANCE. The Tax-Exempt Fixed Income Fund may purchase municipal securities covered by insurance. The insurance guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either: covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance"), or insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (the "Policies").

The Fund will require or obtain municipal bond insurance when purchasing municipal securities that would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Advisor, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities. The Advisor anticipates that the Fund may have investments in insured municipal securities.

Issuer-Obtained Insurance Policies are non-cancelable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing at the time of sale. The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio, but also until their final maturity even if they are sold out of the Fund's portfolio. This allows the securities to have coverage that benefits all subsequent holders of those municipal securities. The Fund will obtain insurance covering municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Advisor, the Fund would receive net proceeds from the sale of those securities. Net proceeds are calculated AFTER deducting the cost of the permanent insurance and related fees. Also, the proceeds received must be significantly more than the proceeds the Fund would have received if the municipal securities were sold without insurance. Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

The Fund pays the premiums for the Policies and, as a result, the yield on the Fund's portfolio is reduced. Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. Depending upon the characteristics of the municipal security held by the Fund, the annual premiums for the Policies are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%.

The Fund may purchase Policies from Municipal Bond Investors Assurance Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("Financial Guaranty"), Financial Security Assurance ("FSA") or any other municipal bond insurer which is rated in the highest rating category by an NRSRO. Under each Policy, the insurer is obligated to provide insurance payments pursuant to valid claims. The claims must be equal to the payment of principal and interest on those municipal securities the Policy insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. The insurance feature is intended to reduce financial risk, but the cost of the insurance and compliance with the investment restrictions imposed by the guidelines in the Policies will reduce the yield to shareholders of the Fund.

MBIA, AMBAC, Financial Guaranty and FSA will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio. Also neither, MBIA, AMBAC, Financial Guaranty or FSA may cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, Financial Guaranty and FSA will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Trustees will reserve the right to terminate any of the Policies if they determine that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved. Additionally, the Board of Trustees reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, Financial Guaranty or FSA if such carriers are rated in the highest rating category by an NRSRO.

Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments become due. However, the issuer does not pay principal and interest. In the event of any acceleration of the due date of the principal, the guaranteed payments will be made in such amounts and at such times as payments of principal would have been due had there been no acceleration. Reasons for possible acceleration are mandatory or optional redemption (other than acceleration by reason of mandatory sinking Fund payments), default or otherwise. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond holders or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of the Fund or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small-issue industrial development municipal bonds and pollution-control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer. The insurers do this if there are any changes in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments required to be made by or on behalf of the issuer pursuant to the terms of the municipal securities. A "when-issued" municipal security will be covered under the Policies upon the settlement date of the original issue of such "when-issued" municipal security. In determining whether to insure municipal securities held by the Fund, each municipal bond insurer will apply its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities.

Regarding marketability of the Fund, if the Fund holds the first type of Policy where the municipal bond insurers are liable only for the Fund's payments of principal and interest, then the Fund has no marketability benefit because the Policy terminates on the date of a sale. On the other hand, since Issuer-Obtained Insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default. The Fund will also place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum high grade (i.e., rated in the highest rating category by an NRSRO) that are not in default. To the extent the Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.

DERIVATIVES

Although each Fund, other than the International Equity Fund, currently has no intention to invest in derivative securities, each Fund may do so, either directly or, in the case of the Core Fixed Income Fund, through the underlying mutual funds in which it invests. Each Fund may invest in stock index futures to hedge the value of their portfolio against changes in market conditions. The Funds may invest in a wide range of derivatives, including call and put options, futures, and forward contracts, for hedging purposes as well as direct investment.

BUYING CALL AND PUT OPTIONS. Each Fund has the ability to purchase call options. Such transaction may be entered into in order to limit the risk of a substantial increase in the market price of the security that a Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.

Each Fund also has the ability to purchase put options. By buying a put, a Fund has the right to sell the security at the exercise price, thus limiting its risk of risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

WRITING (SELLING) CALL AND PUT OPTIONS. Each Fund has the ability to write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as a Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by a Fund give the holder the right to buy the underlying securities from the Fund as a stated exercise price. A call option written by a Fund is "covered" if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank. Each Fund may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. A Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered in to a closing purchase transaction.

As a writer of an option, a Fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause each Fund to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to each Fund's ability to close out the option it has written.

Each Fund may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, the Fund may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Call option on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicated the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When a Fund writes a secured put option, in will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, each Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Funds may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciated above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Funds' ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that the Funds will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the Funds to use cash or proceeds from the investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

The Fund will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option. Likewise, a Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

WRITING OVER-THE-COUNTER ("OTC") OPTIONS. Each Fund has the ability to engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote to option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The staff of the U.S. Securities and Exchange Commission ("SEC") has often taken the position that purchased OTC options and the assets used to "cover" written OTC options are illiquid securities. The Funds will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Funds.

FUTURES CONTRACTS. Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery or cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

A Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the "initial margin". Thereafter, a Fund may need to make subsequent deposits, known as "variation margin", to reflect changes in the level of the stock index. Each Fund may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 5% of a Fund's net assets.

To the extent a Fund enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations. Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

RISKS ASSOCIATED WITH OPTIONS AND FUTURES. Although each of the Funds may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of its portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, a Fund receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of a Fund's investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund's investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Fund's investment securities may differ substantially from the changes anticipated by a Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such Fund's initial investment in such a contract.

Successful use of futures contracts depends upon the sub-advisor's ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market. No assurance can be given that the sub-advisor's judgment in this respect will be correct.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a Fund's strategies for hedging its securities.

Futures purchased or sold by the International Equity Fund (and related options) will normally be traded in foreign securities. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, the International Equity Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

OTHER INVESTMENT COMPANIES

Each Fund, except the Core Plus Fixed Income Fund, currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund as a whole. The Core Plus Fixed Income Fund is currently a "fund of funds" and is not subject to the above restrictions except that it is prohibited from acquiring shares of another mutual fund if, immediately after such acquisition, it and/or its affiliated persons would hold more than 3% of such mutual fund's total outstanding stock. This prohibition may prevent the Core Plus Fixed Income Fund from allocating its investment in the manner the Advisor considers optimal. The Core Plus Fixed Income Fund's investment strategy of indirect investment through other investment companies is non-fundamental and may therefore be changed, without shareholder approval, to a strategy of direct investment, using the multi-manager approach, as a means to achieve its investment objective.

In addition, each of the Funds may invest from time to time in securities issued by other investment companies that invest in high-quality, short-term debt securities. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund's shareholders. These expenses would be in addition to the advisory and other expenses that a Fund bear directly in connection with their own operations.

WHEN-ISSUED PURCHASES, DELAYED DELIVERY AND FORWARD COMMITMENTS

Each Fund may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. A Fund's forward commitments and when-issued purchases are not expected to exceed 25% of the value of its total assets absent unusual market conditions. When any Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, a Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, a Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable then the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.

A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date. In these cases a Fund may realize a capital gain or loss.

When a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

SHORT SALES

Although not currently part of any of the Fund's investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities. A Fund must borrow the security to deliver it to the buyer. A Fund is then obligated to replace the security borrowed at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay the lender any dividends or interest which accrue on the security during the loan period. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out. The Advisor anticipates that the frequency of short sales will vary substantially under different market conditions and each Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

In addition to the short sales discussed above, each Fund also has the ability to make short sales "against the box," a transaction in which a Fund enters into a short sale of a security owned by such Fund. A broker holds the proceeds of the short sale until the settlement date, at which time a Fund delivers the security to close the short position. A Fund receives the net proceeds from the short sale.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

The Core Plus Fixed Income Fund may, via the underlying investment companies in which it invests, purchase residential and commercial mortgage-backed as well as other asset-backed securities (collectively called "asset-backed securities"). These securities are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as Government National Mortgage Association "GNMA"), Federal National Mortgage Association "FNMA"), Federal Home Loan Mortgage Corporation "FHLMC"), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments. The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be a function of current market rates and current conditions in the relevant housing and commercial markets. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities. In calculating the average-weighted maturity of each Fund, the maturity of asset-backed securities will be based on estimates of average life. There can be no assurance that these estimates will be accurate.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Mortgage-backed securities such as collateralized mortgage obligations ("CMOs") may also be purchased. There are several types of mortgage-backed securities which provide the holder with a pro rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes and their relative payment rights may be structured in many ways. In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes. Investments in CMO certificates can expose the Fund to greater volatility and interest rate risk than other types of mortgage-backed obligations. Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing, or liquidating such securities.

In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Non-mortgage asset-backed securities do not have the benefit of the same security in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

WARRANTS

Each of the Funds have the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. During normal market conditions, no more than 5% of each Fund's net assets will be invested in warrants. This 5% limit includes warrants that are not listed on any stock exchange. Warrants acquired by the International Equity Fund in units or attached to securities are not subject to these limits.

STRIPPED SECURITIES

Each Fund has the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations. These participations are issued at a discount to their "face value," and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Under normal market conditions, each Fund may have money received from the purchase of Fund shares, or money received on the sale of other portfolio securities for which suitable investments consistent with such Fund's investment objectives are not immediately available. In that case, each Fund may have such monies invested in cash or cash equivalents. In addition, each Fund is permitted, but does not normally intend to maintain all or a portion of its assets in cash or cash equivalents for temporary defensive purposes during abnormal market conditions. To earn income on this portion of their assets, each Fund may enter into repurchase agreements or invest in "money market instruments," a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of thirteen months or less. These investments are also used to help meet anticipated redemption requests or if other suitable securities are unavailable. A Fund may reduce its holdings in equity and other securities and may invest in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units) for temporary defensive purposes, during periods in which the Advisor or sub-advisor believes changes in economic, financial or political conditions make it advisable.

Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although each of the Funds will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor and/or sub-advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by each Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of such Fund's total assets at the time of purchase. Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Investments by a Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's, Moody's or similar rating by another nationally recognized rating agency. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor or sub-advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

Each of the Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. A Fund invests in variable amount master demand notes only when the Advisor and/or sub-advisor deem the investment to involve minimal credit risk.

REPURCHASE AGREEMENTS. Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to a Fund's custodian securities with an initial market value of at least 100% of the dollar amount invested by a Fund in each repurchase agreement. The Advisor or sub-advisor will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund's ability to sell the underlying securities. A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

A Fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. A Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, a Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

The use of repurchase agreements by a Fund involves certain risks. For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of that Fund, and therefore the realization by a Fund on the collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures.

U.S. GOVERNMENT OBLIGATIONS. The Funds may each invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance. The Funds may also each invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
BOARD OF TRUSTEES

The management and affairs of the Funds are supervised by the Board of Trustees of the Trust. The Board consists of the same five individuals, three of whom are not "interested persons" of the Trust as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Funds' shareholders and are governed by the laws of the State of Delaware in this regard. The Board establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds. The Trustees of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

------------------------ ---------- --------------- ----------------------------
NAME AND ADDRESS            AGE     POSITION WITH      PRINCIPAL OCCUPATION
                                      THE TRUST     DURING THE PAST FIVE YEARS
------------------------ ---------- --------------- ----------------------------
*Ronald Cordes              __        President
------------------------ ---------- --------------- ----------------------------
                            --
------------------------ ---------- --------------- ----------------------------
                            --
------------------------ ---------- --------------- ----------------------------
                            --
------------------------ ---------- --------------- ----------------------------

* "Interested persons" as defined in the 1940 Act.

COMPENSATION

For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $5,000 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" who serve as Trustees of the Trust receive no compensation for their service as Trustees. These compensation amounts will remain in place until the assets of the Trust reaches $500 million. At such time, the independent trustees will receive retainer fees of $10,000 per year and $2,500 per Board meeting attended, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. The members of the Trust's Board of Trustees receive the following compensation:


                                                                                                      TOTAL
                                   AGGREGATE         PENSION OR RETIREMENT   ESTIMATED ANNUAL   COMPENSATION FROM
  NAME OF PERSON/POSITION    COMPENSATION FROM THE    BENEFITS ACCRUED AS      BENEFITS UPON      TRUST PAID TO
                                     TRUST(1)        PART OF FUND EXPENSES      RETIREMENT           TRUSTEES
---------------------------- ----------------------- ----------------------- ------------------ -------------------
 Ronald Cordes, President             None                    None                 None                None
---------------------------- ----------------------- ----------------------- ------------------ -------------------
                                      None                    None                 None                None
---------------------------- ----------------------- ----------------------- ------------------ -------------------
                                      None                    None                 None                None
---------------------------- ----------------------- ----------------------- ------------------ -------------------
                                      None                    None                 None                None
---------------------------- ----------------------- ----------------------- ------------------ -------------------
                                      None                    None                 None                None
---------------------------- ----------------------- ----------------------- ------------------ -------------------

(1) These represent estimates for the current fiscal year ending March 31, 2002.

CONTROL PERSONS, PRINCIPAL HOLDERS OF SECURITIES AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds. As of _____, 2001, the Advisor owned of record 100% of the shares of each of the Funds. Accordingly, as of _____, 2001, the Advisor owned a controlling interest in each of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

MANAGEMENT OWNERSHIP

As of ________, 2001, for organizational purpose, AssetMark Investment Services, Inc., investment advisor to the Funds, owned 100% of the outstanding shares of each of the Funds.

INVESTMENT ADVISOR AND SUB-ADVISORS
--------------------------------------------------------------------------------

AssetMark Investment Services, Inc. (the "Advisor") is a California corporation that serves as the investment adviser to the Funds. The Advisor is a SEC-registered investment adviser that provides investment consulting and administrative services to financial intermediaries. The Advisor currently administers in excess of $1.5 billion in assets, including mutual funds and privately managed accounts.

On March __, 2001, the Board of the Trustees of the Trust, on behalf of the Funds, approved an initial two year investment advisory agreement (the "Agreement") with the Advisor. After the first two years, this Agreement may continue on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Funds. In either event, it must also be approved by a majority of the trustees of Trust who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Funds. The Advisor's investment decisions are made subject to the direction and supervision of the Board of Trustees. Ultimate decisions as to the investment policy are made by the Trust's officers and the Trustees.

Under the Agreement, the Advisor currently operates as a "manager of managers", except with respect to the Core Plus Fixed Income Fund. The Trust intends to obtain an exemptive order from the SEC that permits the Advisor, with the approval of the Trust's Board of Trustees, to retain sub-advisors unaffiliated with the Advisor for the Funds without submitting the sub-advisor agreements to a vote of the Fund's shareholders. The exemptive relief would permit the Advisor to disclose only the aggregate amount payable by the Advisor to the sub-advisors under all such sub-advisor agreements for each affected Fund. The Funds will notify shareholders in the event of any addition or change in the identity of its sub-advisors. Unlike the other Funds, the Core Plus Fixed Income Fund is currently in a "fund of funds" structure and is not managed by sub-advisors. The Core Plus Fixed Income Fund may, however, change its investment strategy to one of direct investment. In this situation, the Advisor would retain one or more sub-advisors to manage all or a portion of the Core Plus Fixed Income Fund's assets.

With respect to each of the Funds other than the Core Plus Fixed Income Fund, the Advisor oversees the investment advisory services provided to the Funds and manages the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with the Advisor, and under the supervision of the Advisor and the Board of Trustees, a number of sub-advisors are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisors are selected for the Funds based primarily upon the research of BARRA RogersCasey ("BRC"), consultant to the Advisor, who evaluates quantitatively and qualitatively a sub-advisor's skills and investment results in managing assets for specific asset classes, investment styles and strategies. The Advisor is responsible for the payment of all fees to BRC.

Subject to Board review and with the research assistance of BRC, the Advisor allocates and, when appropriate, reallocates the Funds' assets among sub-advisors, monitors and evaluates Sub-Advisor performance, and oversees sub-advisor compliance with the Funds' investment objectives, policies and restrictions. The advisor has ultimate responsibility for the investment performance of the Funds pursuant to its responsibility to oversee the sub-advisors and recommend their hiring and/or replacement. For its advisory services, the Advisor is entitled to a fee, calculated daily and paid monthly, at an annual fee from each Fund according to the following table:

                                                Advisory Fee (as a percentage of
         Fund:                                  average daily net assets):
         Large Cap Value Fund                                 0.90%
         Large Cap Growth Fund                                0.90%
         Small/Mid Cap Value Fund                             1.00%
         Small/Mid Cap Growth Fund                            1.00%
         International Equity Fund                            0.90%
         Real Estate Securities Fund                          0.90%
         Tax-Exempt Fixed Income Fund                         0.65%
         Core Plus Fixed Income Fund                          0.65%

The Advisor pays the sub-advisors a fee out of its advisory fee that is based on a percentage of the average monthly market value of the assets managed by each sub-advisor.

The Advisory Agreement and certain of the sub-advisory agreements provide that the Advisor or any sub-advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the sub-advisory agreements provide that the sub-advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The continuance of each Advisory and sub-advisory agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or sub-advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Advisor (or sub-advisor) or by the Advisor (or sub-advisor) on 90 days' written notice to the Trust.

THE SUB-ADVISORS

DISTRIBUTION AND SHAREHOLDER SERVICING
--------------------------------------------------------------------------------

DISTRIBUTOR

AssetMark Capital Corporation, an affiliate of the Advisor (the "Distributor") 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, California, 94523-3967 is the distributor for the shares of the Funds pursuant to a Distribution Agreement (the "Agreement"), among the Trust, Advisor and Distributor dated ___________, 2001. The Agreement was approved by the Board of Trustees, on __________, 2001. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis. The Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds' shares.

DISTRIBUTION PLAN

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act approved by the Board of Trustees on __________, 2001. The Plan authorizes payments by the Funds in connection with the distribution of Fund shares at an annual rate of 0.25% of each of the Fund's average daily net asset value ("NAV"). Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of a Fund, as determined by the Board of Trustees. Such activities typically include: advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which a Fund may finance without the Plan, that Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to the Funds regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases each Fund's expenses from what they would otherwise be. A Fund may engage in joint distribution activities with other AssetMark Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on each Fund's net assets.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board of Trustees, including a majority of the disinterested Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees, including a majority of the disinterested Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

The Board of Trustees considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate; (b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits;
(d) the merits of possible alternative plans or pricing structures; (e) the relationship of the Plan to other distribution efforts of a Fund; and (f) the possible benefits of the Plan to any person relative to those of the Funds.

Based upon its review of the foregoing factors an the material presented to it, and in light of its fiduciary activities under relevant state law and the 1940 Act, the Board of Trustees has determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Funds and their shareholders in at least one or several potential ways. Specifically, the Board of Trustees determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to shareholders, which would, of course, benefit such shareholders. In addition, the adoption of the Plan would help to increase assets under the management in a short amount of time, given the marketing efforts on the part of the Distributor and recipients to sell Fund shares which could result in certain economies of scale.

While there is no assurance that the expenditure of Fund assets to finance distribution of shares of the Funds will have the anticipated results, the Board of Trustees believe there is a reasonable likelihood that one or more of such benefits will result, and since the Board of Trustees will be in a position to monitor the distribution expenses of the Funds, it will be able to determine the benefit of such expenditures in deciding whether to continue the Plan.

With the exception of the Adviser, in its capacity as the Funds' investment adviser, no "interested person" of the Funds, as defined in the 1940 Act, and no trustee of the Trust who is not an "interested person" has or had a direct or indirect financial interest in the Plan or any related agreement.

SHAREHOLDER SERVICING AGENTS

Each Fund may enter into agreements with certain organizations that provide various services to Fund shareholders. Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from a Fund at an annual rate of up to 0.10% of the average daily NAV of the shares covered by their respective agreements for shareholder support. Such support may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments.

SERVICE PROVIDERS
--------------------------------------------------------------------------------

The Trust entered into a series of agreements whereby certain parties will provide various services to the Funds.

Firstar Mutual Fund Services, LLC ("Firstar") will provide accounting and administrative services and shareholder servicing to the Fund as transfer agent and dividend disbursing agent. Firstar's address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202. The services to be provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of Shares sold in each State for "Blue Sky" purposes and assistance in the preparation of the Fund's registration statement under federal and state securities laws.

Pursuant to the Fulfillment Servicing Agreement between Firstar and the Fund, Firstar will also provide fulfillment services to the Fund, including shareholder and prospective shareholder customer service.

Firstar Bank, N.A., an affiliate of Firstar, is the custodian of the assets of the Fund (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust dated as of __________, 2001 ("Custody Agreement"), whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between Firstar and the Trust, Firstar also performs certain administrative, accounting and tax reporting functions for the Funds, including preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Funds' expense accruals and performing securities valuations and, from time to time, monitoring the Funds' compliance with their investment objectives and restrictions. Pursuant to the Funds' Administration Servicing Agreement, Firstar is entitled to receive from each of the Funds a fee, computed daily and payable monthly, based on the Fund's average net assets at an annual rate of ___________________.

CODE OF ETHICS
--------------------------------------------------------------------------------

The Trust, the Advisor, the Distributor and the sub-advisors have adopted Codes of Ethics that govern the conduct of employees of the Trust, Advisor, Distributor and sub-advisors who may have access to information about the Funds' securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Funds' shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by a Fund or other clients of the manager; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Funds are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Funds. The Funds' NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the NYSE is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price.

Information about the market value of each portfolio security may be obtained by the Advisor from an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

The Funds' investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees.

PURCHASE AND REDEMPTION OF SHARES
-------------------------------------------------------------------------------

The purchase and redemption price of shares is the NAV next calcuated after receipt of an order in proper form. As described in the Funds' prospectus, financial institutions and intermediaries may purchase or redeem Fund shares on any day that the NYSE is open for business by placing orders with the Funds' Transfer Agent (or their authorized agent). Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems. Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Fund or its operations.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

Purchases and redemptions of Fund shares may be made on any day the NYSE is open for business. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Distributor, and/or the Custodian are not open for business.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board of Trustees, the Advisor and/or the sub-advisors are responsible for placing orders to execute Fund transactions. When placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the sub-advisors generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

Consistent with their duty to obtain best execution, the Trust's Advisor and sub-advisors may allocate brokerage or principal business to certain broker-dealers in recognition of the sale of Fund shares.

Assets of a Fund are invested by Advisor and the sub-advisor(s) in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Advisor and sub-advisors are responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of a Fund. In placing orders for the purchase and sale of portfolio securities for each of the Funds, the Advisor and sub-advisors seek to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Advisor or sub-advisor(s) deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Advisor or sub-advisor(s) negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Advisor or sub-advisor(s) generally seeks reasonably competitive commission rates, the Portfolio does not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Advisor. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; allocation of assets among sub-advisors; suitability of sub-advisors; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research and/or other services to the Advisor, the Advisor receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.

The Trust may also enter into arrangements, commonly referred to as "brokerage/service arrangements" with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion a Fund's custodian, administrative or transfer agency fees, etc., and, in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker. The sub-advisor, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund, another portfolio series of the Trust or other private accounts managed by the Advisor. If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

TAXES
-------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Funds, by paying out substantially all of their investment income and realized capital gains, have been and intend to continue to be relieved of federal income tax on the amounts distributed to shareholders. To qualify as a "regulated investment company" or "RIC" under Sub-Chapter M, the Funds (which is treated separately from each other series of the Company for these purposes), must distribute to their shareholders for each taxable year at least 90% of the Funds' taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. Among these requirements are the following:

(a) each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the disposition of foreign currencies, interest and gains from securities transactions or other income;

(b) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities that were held for less than three months; and

(c) at the close of each quarter, (i) at least 50% of the value of the Funds' total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Funds' total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer. Each Fund (as an investor in the corresponding Portfolio) will be deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of the calendar year substantially all of its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year, plus certain other amounts.

Distribution of any net long-term capital gains realized by the Funds will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All net investment income distributed by the Funds, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Trust's Board of Trustees. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the NAV of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

Each Fund is required by federal law to withhold 31% of reportable payments (that may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Funds that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN

Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)^n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD

Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)^6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Funds' performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Funds may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Funds.

COMPARISON OF FUND PERFORMANCE

The performance of the Funds may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Funds may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o S&P MidCap 400 - The Standard & Poor's MidCap 400 Index is a widely recognized, unmanaged index of 400 medium-capitalization stocks.

o Russell Midcap Value - The Russell Midcap Value is a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. corporations.

o MS EAFE - The MSCI EAFE is an unmanaged index of over 1000 foreign common stock prices and includes the reinvestment of dividends.

o Lehman Brothers Aggregate Bond - the Lehman Brothers Aggregate Bond Index is a market-capitalization weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California, 94105-2119, serves as the Funds' independent auditors, whose services include examination of the Funds' financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Audited financial statements will be filed by a pre-effective amendment.


APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.


                                 ASSETMARK FUNDS
                                     PART C

                                OTHER INFORMATION

Item 23.  EXHIBITS.

(a)      Declaration of Trust
              (i)    Certificate of Trust--Filed Herewith.
              (ii)   Form of Agreement and Declaration of Trust--Filed Herewith.

(b)      Form of Bylaws - Filed Herewith.

(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Agreement and Declaration of Trust.

(d)      Investment Advisory Agreement-- To be filed by amendment.

(e)      Underwriting Agreement-- To be filed by amendment.

(f)      Bonus or Profit Sharing Contracts - Not applicable.

(g)      Custody Agreement-- To be filed by amendment.

(h)      Other Material Contracts

             (i) Fund Administration Servicing Agreement-- To be filed by amendment.
             (ii) Fund Transfer Agent Servicing Agreement-- To be filed by amendment.
             (iii) Fund Accounting Servicing Agreement-- To be filed by amendment.
             (iv) Fund Fulfillment Servicing Agreement-- To be filed by amendment.
             (v)     Power of Attorney

(i)      Opinion and Consent of Counsel-- To be filed by amendment.

(j)      Consent of Independent Public Accountants-- To be filed by amendment.

(k)      Omitted Financial Statements - Not applicable.

(l)      Agreement Relating to Initial Capital-- To be filed by amendment.

(m)      Rule 12b-1 Plan - To be filed by amendment.

(n)      Rule 18f-3 Plan - Not applicable.

(o)      Reserved.

(p)      Code of Ethics
             (i)  Adviser - To be filed by amendment.
             (ii) Registrant - To be filed by amendment.
             (iii)Distributor - To be filed by amendment.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  INDEMNIFICATION.

         Reference is made to Article III Section 7 of the Registrant's Agreement and Declaration of Trust.

         Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

         AssetMark Investment Services, Inc. serves as the investment adviser for the Registrant. The business and other connections of AssetMark Investment Services, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of AssetMark Investment Services, Inc. as filed with the SEC and incorporated by reference herein.

Item 27.  PRINCIPAL UNDERWRITER.

             (a) AssetMark Capital Corporation, 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, CA 94523-3967, the Distributor for shares of the Registrant, does not act as principal underwriter for any other fund.

             (b) To the best of Registrant's knowledge, the directors and executive officers of AssetMark Capital Corporation are as follows:

NAME AND PRINCIPAL    POSITION AND OFFICES WITH       POSITIONS AND OFFICES WITH
BUSINESS ADDRESS      ASSETMARK CAPITAL CORPORATION   REGISTRANT
--------------------- ------------------------------ ---------------------------

--------------------- ------------------------------ ---------------------------

--------------------- ------------------------------ ---------------------------

--------------------- ------------------------------ ---------------------------

--------------------- ------------------------------ ---------------------------

--------------------- ------------------------------ ---------------------------

--------------------- ------------------------------ ---------------------------

--------------------- ------------------------------ ---------------------------
The address of each of the foregoing is 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, CA 94523-3967.


Item 28.  LOCATION OF ACCOUNTS AND RECORDS.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

RECORDS RELATING TO:                                    ARE LOCATED AT:
-------------------                                     ---------------

Registrant's Fund Accountant,             Firstar Mutual Fund Services, LLC
Administrator, Fulfillment Servicing      615 East Michigan Street
Agent and Transfer Agent                  Milwaukee, WI  53202

Registrant's Investment Adviser           AssetMark Investment Services, Inc.
                                          2300 Contra Costa Boulevard, Suite 425
                                          Pleasant Hill, CA 94523-3967

Registrant's Custodian                    Firstar Bank, N.A.
                                          425 Walnut Street
                                          Cincinnati, OH  54202

Registrant's Distributor                  AssetMark Capital Corporation
                                          2300 Contra Costa Boulevard, Suite 425
                                          Pleasant Hill, CA 94523-3967


Item 29.  MANAGEMENT SERVICES NOT DISCUSSED IN  PARTS A AND B.

          Not applicable.

Item 30.  UNDERTAKINGS.

          The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.


SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Pleasant Hill and the State of California on the 9th day of January, 2001.

                                     ASSETMARK FUNDS


                                     BY: /S/Ron Cordes
                                     -----------------------
                                     Ron Cordes
                                     President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on January 9th, 2001 by the following persons in the capacities indicated.

SIGNATURE                           TITLE

/S/Ron Cordes                       President, Trustee and Chairperson
-------------
Ron Cordes


XHIBIT INDEX

      EXHIBIT                                                         STATUS

      Registrant's Certificate of Trust                               Filed
                                                                      Herewith

      Registrant's Form of Agreement and Declaration of Trust         Filed
                                                                      Herewith

      Registrant's Form of Bylaws                                     Filed
                                                                      Herewith

      Investment Management Agreement between AssetMark Investment
      Services, Inc. and the Registrant                               *

      Distribution Agreement between AssetMark Capital Corporation
      and the Registrant                                              *

      Custodian Agreement between Registrant and Firstar Bank, N.A.   *

      Fund Administration Servicing Agreement between Registrant
      and Firstar Mutual Funds Services, LLC                          *

      Fund Transfer Agent Servicing Agreement between Registrant
      and Firstar Mutual Funds Services, LLC                          *

      Fund Accounting Servicing Agreement between Registrant and
      Firstar Mutual Fund Services, LLC                               *

      Opinion and Consent of Counsel                                  *

      Consent of Independent Auditors                                 *

      Power of Attorney                                               *

      Registrant's Distribution Plan pursuant to Rule 12b-1           *

      Code of Ethics for AssetMark Investment Services, Inc.          *

      Code of Ethics for Registrant                                   *

      Code  of Ethics for AssetMark Capital Corporation               *

    * To be filed by subsequent amendment.